UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21290

Neiman Funds
(Exact name of registrant as specified in charter)

6631 Main Street, Williamsville, NY 14221
(Address of principal executive offices) (Zip code)

Harvey Neiman
6631 Main Street, Williamsville, NY 14221
(Name and address of agent for service)

Registrant's telephone number, including area code: (716) 633-1515

Date of fiscal year end: March 31

Date of reporting period: March 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.

Item 1. Reports to Stockholders.

Neiman Large Cap Value Fund

No-Load Shares (NEIMX)
Class A Shares (NEAMX)
For Investors Seeking Long-Term Capital Appreciation

ANNUAL REPORT
March 31, 2017

Neiman Large Cap Value Fund
Annual Report
May 2017

Dear Shareholders:

     As of March 31, 2017, Neiman Large Cap Value Fund (the "Fund") completed its 14th year since inception. The accompanying annual report covers the most recent fiscal year from April 1, 2016 through March 31, 2017.

     As of the end of the current fiscal year, the Fund had total net assets of approximately $24.6 million. The Fund had a total return for the fiscal year from April 1, 2016, through March 31, 2017, of 13.50% for the No-Load shares (NEIMX), and 6.98% for Class A shares (NEAMX), taking into account sales charges. During that same time period, the Fund's benchmark S&P 500 Total Return Index ("S&P 500 Index") had a total return of 17.17% . Since inception on April 1, 2003, the Fund, as measured by No-Load shares, had an annualized total return of 6.84% as of March 31, 2017.

     Management attributes the Fund's performance, in comparison to that of its benchmark, to a variety of factors. The Fund utilizes a risk mitigation strategy to help participate on the upside while protecting on the downside. This strategy is three fold. The main implementation of the strategy is buying a limited number of value stocks that are selected by management's value criteria and best judgment. The Fund's portfolio is actively managed, meaning that stocks are added and/or removed based on management's decision if the stock fits management's value criteria. The second part of the strategy involves buying only dividend paying stocks. By collecting dividends, the Fund continues to build cash to give management the ability to buy more shares of stock when markets are down and to also provide a yield to the Fund's shareholders. The final part of the risk mitigation strategy involves selling covered call options on portions of each of the stocks of the Fund. Selling covered calls brings in option premiums and that cash, like the cash from dividends, allows management to buy more shares and also return cash as enhanced yield when doing distributions on a semi-annual basis. The return from selling calls enhanced the portfolio by approximately 1% for the period from April 1, 2016 through March 31, 2017.

     The difference between the Fund and the benchmark S&P 500 Index is the Index is a passively managed basket of 500 different stocks. Many feel that the Index is a good indicator of the performance of the entire stock market in general. As a part of the Fund's risk mitigation strategy, investors should be aware that during market upswings, the Fund will typically underperform the benchmark. However, during market downturns the Fund typically outperforms the benchmark. Other factors that tend to reduce performance compared to the benchmark are fees and expenses incurred by the Fund to maintain its operations. The benchmark index measures performance without reductions for fees and expenses that mutual funds incur.

     As of March 31, 2017, the Fund, as measured by No-Load shares, had a three year standard deviation of 8.50%, while the S&P 500 Index exhibited a three year standard deviation of 10.41% for the same time frame, indicating that the Fund exhibited less volatility, as a measure of risk, than the benchmark. On a five year basis, standard deviation for the Fund was 8.43%, while the benchmark was 10.20% . On a ten year basis, standard deviation for the Fund was 11.17%, while the benchmark was 15.30% .

     Thank you for your investment in the Neiman Large Cap Value Fund. We will continue to focus on our risk mitigation strategy to help protect on the downside while still participating on the upside.

Dan Neiman, Portfolio Manager
Neiman Funds Management LLC

Writing Covered Calls: An options strategy whereby the Fund sells to a buyer the right or “option” to buy a security (known as “calling the security”) owned by the Fund at a predetermined price at some point in the future. The buyer has the right to call the security any time prior to the option’s expiration date. The option is “covered” because the Fund owns the security at the time it sells the option. The price (or “premium”) paid by the buyer for the option generates income for the Fund.

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling toll free (877) 385-2720. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. You may obtain a prospectus on our website www.neimanfunds.com or by calling toll free (877) 385-2720.

5389-NLD-05/17/2017

2017 Annual Report 1

NEIMAN LARGE CAP VALUE FUND (Unaudited)

PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RATE OF RETURN (%) FOR THE PERIODS ENDED MARCH 31, 2017.

	1 Year(A)	3 Years(A)	5 Years(A)	10 Years(A)
No-Load Shares(B)	13.50%	6.82%	9.22%	6.15%
Standard & Poor’s 500 Index(D)	17.17%	10.37%	13.30%	7.51%

			Since
	1 Year(A)	3 Years(A)	Inception(A)
Class A Shares(C) (with sales charge)*	6.98%	4.73%	9.03%
Class A Shares(C) (without sales charge)*	13.50%	6.82%	10.42%
Standard & Poor’s 500 Index(D)	17.17%	10.37%	14.75%

Total Annual Fund Operating Expense Ratio (from 08/01/16 Prospectus):

No-Load Shares - Gross 1.54%, Net 1.47% Class A Shares - Gross 1.79%, Net 1.47%

The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratio in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the gross expense ratio may fluctuate due to changes in net assets and actual expenses incurred during the reported period.

(A) 1 Year, 3 Years, 5 Years and Since Inception (10 Years for No-Load Shares) returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

(B) The inception date of the Neiman Large Cap Value Fund No-Load Shares was April 1, 2003.

(C) Class A commenced operations on August 1, 2012.

(D) The Standard & Poor’s 500 Index is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund. The since inception performance information for the index is calculated from August 1, 2012 for comparing the Class A shares. Investors cannot directly invest in an index.

* With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A shares. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would have been lower.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. THE FUND’S DISTRIBUTOR IS NORTHERN LIGHTS DISTRIBUTORS, LLC.

2017 Annual Report 2

NEIMAN LARGE CAP VALUE FUND (Unaudited)

                                   Neiman Large Cap Value Fund
                              by Sectors (as a percentage of Net Assets)
                                                         (Unaudited)

2017 Annual Report 3

Disclosure of Expenses
(Unaudited)

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. You will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent and IRA accounts will be charged an $8.00 annual maintenance fee. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2016 through March 31, 2017.

     The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and IRA maintenance fees described above. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

No-Load Class

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2016
	October 1, 2016	March 31, 2017	to March 31, 2017

Actual	$1,000.00	$1,094.87	$7.57

Hypothetical	$1,000.00	$1,017.70	$7.29
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.45% for the No-Load
Class, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period.)

Class A Shares

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2016
	October 1, 2016	March 31, 2017	to March 31, 2017

Actual	$1,000.00	$1,094.87	$7.57

Hypothetical	$1,000.00	$1,017.70	$7.29
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

2017 Annual Report 4

Availability of Quarterly Schedule of Investments
(Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s Web site at http://www.sec.gov. Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

     Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2017 Annual Report 5

Neiman Large Cap Value Fund
		Schedule of Investments
			March 31, 2017
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Accident & Health Insurance
6,700	Aflac Incorporated +	$485,214
10,200	Principal Financial Group, Inc. +	643,722
4,700	Reinsurance Group of America Incorporated +	596,806
		1,725,742	7.02%
Agricultural Chemicals
5,400	Agrium Inc. (Canada) +	515,970	2.10%
Aircraft Engines & Engine Parts
4,500	United Technologies Corp. +	504,945	2.06%
Cigarettes
7,700	Reynolds American Inc.	485,254	1.98%
Commercial Banks, NEC
6,200	Canadian Imperial Bank of Commerce (Canada) +	534,502
11,100	The Toronto-Dominion Bank (Canada)	555,999
		1,090,501	4.44%
Electronic Computers
4,500	Apple Inc. +.	646,470	2.63%
Electric & Other Services Combined
11,300	Public Service Enterprise Group Incorporated	501,155	2.04%
Electric Services
9,500	Southern Co.	472,910	1.93%
Electronic & Other Electrical Equipment (No Computer Equipment)
9,100	Emerson Electric Co.	544,726	2.22%
Fire, Marine & Casualty Insurance
8,800	Axis Capital Holdings Limited (Bermuda) +	589,864
3,880	Chubb Limited +	528,650
12,100	The Progressive Corporation +	474,078
4,200	The Travelers Companies, Inc. +	506,268
		2,098,860	8.53%
Gas & Other Services Combined
4,600	Sempra Energy +	508,300	2.07%
Hospitals & Medical Service Plans
3,500	UnitedHealth Group, Inc. +	574,035	2.34%
Life Insurance
15,300	Sun Life Financial Inc. (Canada) +	559,215	2.28%
Men's & Boy's Furnishings, Work Clothing & Allied Garment
7,600	VF Corp. +	417,772	1.70%
Motor Vehicle Parts & Accessories
4,200	Honeywell International Inc. +	524,454	2.13%
Motor Vehicles & Passenger Car Bodies
3,700	Toyota Motor Corporation ** +	401,894	1.64%
National Commercial Banks
4,100	The PNC Financial Services Group, Inc. +	492,984	2.01%
Petroleum Refining
4,800	Chevron Corp. +	515,376
6,300	Phillips 66	499,086
7,800	Valero Energy Corporation +	517,062
		1,531,524	6.23%
Pharmaceutical Preparations
4,100	Johnson & Johnson +	510,655	2.08%
Plastic Materials, Synthetic Resins & Nonvulcan Elastomers
9,200	The Dow Chemical Company	584,568	2.38%
Radio & TV Broadcasting & Communications Equipment
7,000	QUALCOMM Incorporated +	401,380	1.63%

+ Portion or all of the security is pledged as collateral for call options written. ** ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

2017 Annual Report 6

Neiman Large Cap Value Fund
		Schedule of Investments
		March 31, 2017
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Railroads, Line-Haul Operating
7,500	Canadian National Railway Company (Canada) +	$554,475
5,100	Union Pacific Corporation +	540,192
		1,094,667	4.46%
Retail - Eating Places
4,300	McDonald's Corp.	557,323	2.27%
Retail - Variety Stores
2,300	Costco Wholesale Corp. +	385,687	1.57%
Rubber & Plastic Footwear
8,100	Nike Inc. Class B +	451,413	1.84%
Search, Detection, Navigation, Guidance, Aeronautical Systems
2,500	Raytheon Company +	381,250	1.55%
Semiconductors & Related Devices
13,900	Intel Corporation +	501,373	2.04%
Services - Business Services, NEC
4,300	Accenture plc (Ireland) +	515,484	2.10%
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
5,600	Procter & Gamble Co.	503,160	2.05%
Telephone Communications (No Radiotelephone)
11,900	AT&T Inc. +	494,445	2.01%
Tobacco Products
7,400	Altria Group Inc. +	528,508
4,900	Philip Morris International, Inc.	553,210
		1,081,718	4.40%
Wholesale - Motor Vehicle Supplies & New Parts
3,800	Genuine Parts Company +	351,158	1.43%
Total for Common Stocks (Cost $16,348,597)		21,410,992	87.16%
Money Market Funds
3,176,871	Fidelity® Investments Money Market - Government Portfolio -
	Class I 0.56% ***	3,176,871	12.93%
Total for Money Market Funds (Cost $3,176,871)
	Total Investments	24,587,863	100.09%
	(Cost $19,525,468) ****
	Liabilities in Excess of Other Assets	(22,439)	-0.09%
	Net Assets	$24,565,424	100.00%

+ Portion or all of the security is pledged as collateral for call options written.
*** The Yield Rate shown represents the 7-day yield at March 31, 2017.
**** At March 31, 2017, tax basis cost of the Fund’s investments was $19,589,900 and premiums received from written options was $55,950, and the unrealized appreciation and depreciation were $5,165,137 and ($167,123), respectively, with a net unrealized appreciation of $4,998,014.

The accompanying notes are an integral part of these financial statements.

2017 Annual Report 7

Neiman Large Cap Value Fund
	Schedule of Written Options
		March 31, 2017
Underlying Security	Shares Subject	Fair Value
Expiration Date/Exercise Price	to Call
Accenture plc (Ireland)
August 2017 Calls @ 130.00	900	$ 1,350
Aflac Incorporated
August 2017 Calls @ 75.00	1,300	1,950
Agrium Inc. (Canada)
April 2017 Calls @ 110.00	1,100	440
July 2017 Calls @ 105.00	1,100	2,695
		3,135
Altria Group Inc.
June 2017 Calls @ 75.00	1,500	870
Apple Inc.
August 2017 Calls @ 160.00	900	1,719
AT&T Inc.
April 2017 Calls @ 46.00	2,400	48
Axis Capital Holdings Limited (Bermuda)
June 2017 Calls @ 70.00	1,800	2,070
Canadian Imperial Bank of Commerce (Canada)
June 2017 Calls @ 90.00	1,200	1,080
Canadian National Railway Company (Canada)
July 2017 Calls @ 75.00	1,500	3,900
Chevron Corp.
May 2017 Calls @ 110.00	1,000	1,280
Chubb Limited
August 2017 Calls @ 145.00	800	1,520
Costco Wholesale Corp.
June 2017 Calls @ 175.00	500	925
Genuine Parts Company
August 2017 Calls @ 100.00	800	1,120
Honeywell International Inc.
June 2017 Calls @ 130.00	800	1,216
Intel Corporation
August 2017 Calls @ 38.00	2,800	2,184
Johnson & Johnson
June 2017 Calls @ 130.00	800	576
Nike Inc. Class B
July 2017 Calls @ 60.00	1,600	1,456
The PNC Financial Services Group, Inc.
August 2017 Calls @ 130.00	800	2,032
Principal Financial Group, Inc.
April 2017 Calls @ 65.00	2,000	700
July 2017 Calls @ 65.00	2,000	4,560
		5,260
The Progressive Corporation
August 2017 Calls @ 42.00	2,400	1,800
QUALCOMM Incorporated
July 2017 Calls @ 62.50	1,400	1,302
Raytheon Company
August 2017 Calls @ 165.00	500	850
Reinsurance Group of America Incorporated
April 2017 Calls @ 135.00	900	720
July 2017 Calls @ 130.00	900	3,690
		4,410
Sempra Energy
April 2017 Calls @ 110.00	900	1,890
July 2017 Calls @ 115.00	700	1,540
		3,430

The accompanying notes are an integral part of these financial statements.

2017 Annual Report 8

Neiman Large Cap Value Fund
	Schedule of Written Options
		March 31, 2017
Underlying Security	Shares Subject	Fair Value
Expiration Date/Exercise Price	to Call
Sun Life Financial Inc. (Canada)
August 2017 Calls @ 40.00	3,100	$ 1,550
The Travelers Companies, Inc.
April 2017 Calls @ 130.00	800	120
July 2017 Calls @ 130.00	800	760
		880
Toyota Motor Corporation
April 2017 Calls @ 130.00	700	42
Union Pacific Corporation
August 2017 Calls @ 115.00	1,000	2,190
United Technologies Corp.
August 2017 Calls @ 120.00	900	1,053
UnitedHealth Group, Inc.
June 2017 Calls @ 175.00	700	875
Valero Energy Corporation
June 2017 Calls @ 70.00	1,600	2,176
VF Corp.
August 2017 Calls @ 60.00	1,500	1,650
Total (Premiums Received $55,950)		$ 55,899

The accompanying notes are an integral part of these financial statements.

2017 Annual Report 9

Neiman Large Cap Value Fund

Statement of Assets and Liabilities
March 31, 2017
Assets:
Investment Securities at Fair Value	$24,587,863
(Cost $19,525,468)
Cash	4,098
Prepaid Expenses	13,958
Receivables:
Shareholder Purchases	9,907
Dividends and Interest	53,404
Total Assets	24,669,230
Liabilities:
Covered Call Options Written at Fair Value (Premiums Received $55,950)	55,899
Payable for Shareholder Redemptions	550
Due to Adviser	20,475
Accrued Distribution and Service (12b-1) Fees	892
Accrued Compliance Officer Expense	1,000
Accrued Trustees Fees
Other Accrued Expenses	24,990
Total Liabilities	103,806
Net Assets	$24,565,424
Net Assets Consist of:
Paid In Capital	$18,509,485
Accumulated Undistributed Net Investment Income (Loss)	107,601
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	885,892
Unrealized Appreciation (Depreciation) in Value
of Investments and Options Written Based on Identified Cost - Net	5,062,446
Net Assets	$24,565,424

No-Load Shares
Net Assets	$23,164,169
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	889,138
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$26.05

Class A Shares
Net Assets	$1,401,255
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	53,786
Net Asset Value and Redemption Price Per Share	$26.05
Maximum Offering Price Per Share ($26.05/0.9425) *	$27.64

* Reflects a maximum sales charge of 5.75% . The accompanying notes are an integral part of these financial statements.

2017 Annual Report 10

Neiman Large Cap Value Fund

Statement of Operations
For the fiscal year ended March 31, 2017
Investment Income:
Dividends (Net of foreign withholding tax of $12,005)	$650,499
Interest	5,415
Total Investment Income	655,914

Expenses:
Management fees	249,574
Transfer agent fees & accounting fees	40,248
Distribution and service (12b-1) fees - Class A	3,377
Administration fees	30,000
Registration expense	26,016
Audit fees	17,550
Custody fees	9,342
Legal fees	6,500
Miscellaneous expense	3,903
Insurance expense	4,977
Printing and postage expense	3,711
Compliance officer expense	4,000
Trustees fees	3,000
Total Expenses	402,198
Less: Expense Waiver / Expense Reimbursement	(40,315)
Net Expenses	361,883
Net Investment Income (Loss)	294,031

Realized and Unrealized Gain (Loss) on Investments & Options Written:
Realized Gain (Loss) on Investments	3,589,010
Realized Gain (Loss) on Options Written	(33,146)
Change In Unrealized Appreciation (Depreciation) on Investments	(769,877)
Change In Unrealized Appreciation (Depreciation) on Options Written	13,301
Net Realized and Unrealized Gain (Loss) on Investments & Options Written	2,799,288

Net Increase (Decrease) in Net Assets from Operations	$3,093,319

The accompanying notes are an integral part of these financial statements.

2017 Annual Report 11

Neiman Large Cap Value Fund

Statements of Changes in Net Assets
	4/1/2016	4/1/2015
	to	to
	3/31/2017	3/31/2016
From Operations:
Net Investment Income (Loss)	$294,031	$352,571
Net Realized Gain (Loss) on Investments	3,589,010	(707,478)
Net Realized Gain (Loss) on Options Written	(33,146)	66,830
Change in Net Unrealized Appreciation (Depreciation)
on Investments and Options Written	(756,576)	(956,850)
Increase (Decrease) in Net Assets from Operations	3,093,319	(1,244,927)
From Distributions to Shareholders:
Net Investment Income
No-Load Shares	(274,356)	(369,586)
Class A Shares	(16,860)	(9,832)
Class C Shares *	-	(742)
Net Realized Gain from Security Transactions
No-Load Shares	(1,827,198)	(947,121)
Class A Shares	(122,072)	(25,055)
Class C Shares *	-	(3,969)
Change in Net Assets from Distributions	(2,240,486)	(1,356,305)
From Capital Share Transactions:
Proceeds From Sale of Shares
No-Load Shares	3,979,861	7,542,036
Class A Shares	482,191	612,935	**
Class C Shares *	-	133,511
Shares Issued on Reinvestment of Dividends
No-Load Shares	1,895,186	1,147,737
Class A Shares	115,718	31,105
Class C Shares *	-	4,711
Cost of Shares Redeemed
No-Load Shares	(11,461,965)	(13,099,595)
Class A Shares	(314,752)	(387,933)
Class C Shares *	-	(202,545)	**
Net Increase (Decrease) from Shareholder Activity	(5,303,761)	(4,218,038)
Net Increase (Decrease) in Net Assets	(4,450,928)	(6,819,270)
Net Assets at Beginning of Period	29,016,352	35,835,622
Net Assets at End of Period (Including Accumulated	$24,565,424	$29,016,352
Undistributed Net Investment Income of $107,601 and $104,786)
Share Transactions:
Issued
No-Load Shares	155,049	295,525
Class A Shares	18,844	24,070 **
Class C Shares *	-	5,067
Reinvested
No-Load Shares	74,487	44,401
Class A Shares	4,548	1,202
Class C Shares *	-	182
Redeemed
No-Load Shares	(445,575)	(519,007)
Class A Shares	(12,181)	(15,055)
Class C Shares *	-	(8,241)	**
Net Increase (Decrease) in Shares	(204,828)	(171,856)

* Class C closed on March 29, 2016. Class C shares of record as of March 29, 2016, were exchanged for load-waived Class A shares effective March 30, 2016.
** Includes automatic conversion of Class C shares ($83,439 representing 3,311 shares)
to Class A shares ($83,439 representing 3,299 shares).

The accompanying notes are an integral part of these financial statements.

2017 Annual Report 12

Neiman Large Cap Value Fund

Financial Highlights - No-Load Class
Selected data for a share outstanding	4/1/2016	4/1/2015	4/1/2014	4/1/2013	4/1/2012
throughout the period:	to	to	to	to	to
	3/31/2017	3/31/2016	3/31/2015	3/31/2014	3/31/2013
Net Asset Value -
Beginning of Period	$25.28	$27.16	$27.21	$23.99	$22.93
Net Investment Income (Loss) (a)	0.30	0.28	0.23	0.13	0.19
Net Gains or Losses on Securities (b)
(realized and unrealized)	3.04	(1.11)	2.67	4.25	1.50
Total from Investment Operations	3.34	(0.83)	2.90	4.38	1.69

Distributions (From Net Investment Income)	(0.32)	(0.30)	(0.17)	(0.13)	(0.23)
Distributions (From Capital Gains)	(2.25)	(0.75)	(2.78)	(1.03)	(0.40)
Total Distributions	(2.57)	(1.05)	(2.95)	(1.16)	(0.63)
Net Asset Value -
End of Period	$26.05	$25.28	$27.16	$27.21	$23.99
Total Return (c)	13.50%	(3.10)%	10.84%	18.50%	7.60%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$23,164	$27,940	$34,876	$29,451	$25,416
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.60%	1.52%	1.50%	1.57%	1.64%
Ratio of Net Investment Income (Loss) to
Average Net Assets	1.03%	1.02%	0.77%	0.40%	0.66%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of Net Investment Income (Loss) to
Average Net Assets	1.18%	1.08%	0.82%	0.52%	0.86%
Portfolio Turnover Rate	32.11%	55.34%	46.97%	25.79%	38.79%

(a) Based on Average Shares Outstanding.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of
Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the
Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

2017 Annual Report 13

Neiman Large Cap Value Fund

Financial Highlights - Class A
Selected data for a share outstanding	4/1/2016	4/1/2015	4/1/2014	4/1/2013	8/1/2012*
throughout the period:	to	to	to	to	to
	3/31/2017	3/31/2016	3/31/2015	3/31/2014	3/31/2013
Net Asset Value -
Beginning of Period	$25.28	$27.16	$27.21	$23.99	$22.37
Net Investment Income (Loss) (a)	0.31	0.28	0.21	0.17	0.12
Net Gains or Losses on Securities (b)
(realized and unrealized)	3.03	(1.11)	2.69	4.21	2.06
Total from Investment Operations	3.34	(0.83)	2.90	4.38	2.18
Distributions (From Net Investment Income)	(0.32)	(0.30)	(0.17)	(0.13)	(0.16)
Distributions (From Capital Gains)	(2.25)	(0.75)	(2.78)	(1.03)	(0.40)
Total Distributions	(2.57)	(1.05)	(2.95)	(1.16)	(0.56)
Net Asset Value -
End of Period	$26.05	$25.28	$27.16	$27.21	$23.99
Total Return (c)	13.50%	(3.10)%	10.84%	18.50%	9.92%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$1,401	$1,076	$879	$960	$270
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.85%	1.77%	1.75%	1.82%	1.84%	***
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.80%	0.79%	0.47%	0.28%	0.37%	***
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.45%	1.45%	1.45%	1.45%	1.45%	***
Ratio of Net Investment Income (Loss) to
Average Net Assets	1.19%	1.11%	0.77%	0.65%	0.76%	***
Portfolio Turnover Rate	32.11%	55.34%	46.97%	25.79%	38.79%	** (d)

* Class A shares commenced operations on August 1, 2012.
** Not Annualized.
*** Annualized.
(a) Based on Average Shares Outstanding.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d) Portfolio turnover presented above is representative of the Fund's portfolio turnover from April 1, 2012 to March 31, 2013.

The accompanying notes are an integral part of these financial statements.

2017 Annual Report 14

NOTES TO FINANCIAL STATEMENTS
NEIMAN LARGE CAP VALUE FUND
March 31, 2017

1.) ORGANIZATION
Neiman Large Cap Value Fund (the “Fund”) is a diversified series of the Neiman Funds (the “Trust”), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of March 31, 2017, there are four series authorized by the Trust. Neiman Funds Management LLC is the adviser to the Fund (the “Adviser”). The Fund (No-Load shares) commenced operations on April 1, 2003. Class A shares commenced operations on August 1, 2012. Class C shares commenced operations on August 1, 2014. The Fund currently offers No-Load Class shares and Class A shares. Class C closed on March 29, 2016. Class C share of record as of March 29, 2016, were exchanged for load-waived Class A shares effective March 30, 2016. The classes differ principally in their respective distribution expenses (see Note 5) and arrangements as well as their respective sales charge structure. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases, in accordance with the Fund’s prospectus. The Fund’s investment objective is to seek long-term capital appreciation. No-Load shares of the Fund are offered at net asset value without an initial sales charge. Significant accounting policies of the Fund are presented below.

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. All investments in securities are recorded at their estimated fair value, as described in Note 3.

OPTION WRITING
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the written option. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. For additional information on option writing, see Note 9.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the fiscal year ended March 31, 2017, the Fund did not incur any interest or penalties.

2017 Annual Report 15

Notes to Financial Statements - continued

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OFFSETTING ASSETS & LIABILITIES
The Fund has adopted financial reporting rules regarding offsetting assets and liabilities and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. During the fiscal year ended March 31, 2017, the Fund was not subject to any master netting arrangements. See Note 9.

OTHER
The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated prora-ta to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate basis. Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value

2017 Annual Report 16

Notes to Financial Statements - continued

measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

Short positions (including written options). Short positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these short positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a short position, including a written option, is valued at its last ask price except when, in the Adviser’s opinion, the last ask price does not accurately reflect the current value of the short position. When an ask price is used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of March 31, 2017:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$21,410,992	$0	$0	$21,410,992
Money Market Funds	3,176,871	$0	$0	3,176,871
Total	$24,587,863	$0	$0	$24,587,863

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$0	$55,899	$0	$55,899
Total	$0	$55,899	$0	$55,899

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets or liabilities during the fiscal year ended March 31, 2017. There were no transfers into or out of the levels during the fiscal year ended March 31, 2017. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

4.) INVESTMENT ADVISORY AGREEMENT
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with Neiman Funds Management LLC. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.

2017 Annual Report 17

Notes to Financial Statements - continued

The Adviser earns an annual management fee of 1.00% of the Fund’s average daily net assets. For the fiscal year ended March 31, 2017, the Adviser earned management fees totaling $249,574 before the waiver of management fees and reimbursement of expenses described below. The Adviser has contractually agreed to waive management fees and reimburse expenses, without recoupment, to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of its average daily net assets for No-Load Class shares and at 1.45% of its average daily net assets for Class A shares through July 31, 2017. The fee waiver will automatically terminate on July 31, 2017 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2017.

For the fiscal year ended March 31, 2017, the Adviser waived fees and/or reimbursed expenses totaling $40,315 to the Fund. The Fund owed the Adviser $20,475 at March 31, 2017. Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Trust, with respect to the Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows the Fund to pay distribution and other fees (“12b-1 fees”) for the sale and distribution of the Fund’s Class A shares and for services provided to shareholders by Northern Lights Distributors, LLC (the “Distributor”) or the Adviser. The Plan permits the Fund to pay the Distributor and the Adviser 12b-1 fees as compensation for their services and expenses in connection with the distribution of Fund shares. The Distributor must approve all payments made under the Plan and may pay any or all amounts received under the Plan to other persons, including the Adviser, for distribution, promotional or shareholder support services. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. The Class A shares pay an annual 12b-1 fee equal to 0.25% of its average daily net assets. During the fiscal year ended March 31, 2017, there was $3,377 of 12b-1 fees incurred by Class A shares. As of March 31, 2017, the Fund had an accrued liability of $892 which represents 12b-1 fees accrued and available for payment for qualified expenses under the Plan.

6.) RELATED PARTY TRANSACTIONS
During the fiscal year ended March 31, 2017, certain owners of the Adviser received financial benefits from the sale of Fund shares through Peak Brokerage Services, LLC (“Peak”) and NEXT Financial Group, LLC (“NEXT”), each FINRA registered broker/dealers. In September 2015, those owners became representatives of Peak. Until September 2015, those individuals were representatives of NEXT, a company with which they have less than a 1% ownership within. During the fiscal year ended March 31, 2017, those individuals earned $460 resulting from the sale of the Fund’s Class A shares in their roles with NEXT and Peak. Additionally, during the fiscal year ended March 31, 2017, those individuals earned $147 associated with trailing commissions of the Fund’s Class A shares, respectfully, which are paid from available class specific accrued 12b-1 fees.

Also, Daniel Neiman, in his role as Chief Compliance Officer of the Fund, received $4,000 for his services during the fiscal year ended March 31, 2017. Mr. D. Neiman is a control person of the Adviser and the son of Mr. H. Neiman, a control person of the Adviser and President of the Trust. The Fund owed the Chief Compliance Officer $1,000 at March 31, 2017.

7.) PURCHASES AND SALES OF SECURITIES
For the fiscal year ended March 31, 2017, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $7,515,229 and $16,601,642, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2017, National Financial Services LLC located at 200 Liberty Street, New York, New York, for the benefit of its customers, owned, in the aggregate, 71.99% of the No Load Class, and therefore may be deemed to control the No Load Class and the Fund.

9.) WRITTEN OPTIONS
As of March 31, 2017, portfolio securities valued at $3,744,228 were held by the Fund as collateral for options written by the Fund.

Transactions in written options during the fiscal year ended March 31, 2017 were as follows:

2017 Annual Report 18

Notes to Financial Statements - continued
	Number of	Premiums
	Contracts	Received
Options outstanding at March 31, 2016	628	$87,687
Options written	1,751	$183,642
Options terminated in closing purchase transactions	(714)	($94,662)
Options expired	(987)	($101,899)
Options exercised	(214)	($18,818)
Options outstanding at March 31, 2017	464	$55,950

The location on the Statement of Assets and Liabilities of the Fund’s derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

Liability
Covered call options written	Derivatives ($55,899)

Realized and unrealized gains and losses on derivatives contracts entered into during the fiscal year ended March 31, 2017 by the Fund are recorded in the following locations in the Statement of Operations:

		Realized		Unrealized
Covered	Location	Gain (Loss)	Location	Gain (Loss)
Call Options	Realized Gain		Change In Unrealized
Written	(Loss) on Options	($33,146)	Appreciation (Depreciation)	$13,301
	Written		on Options Written

The selling of covered call options may be used by the Fund to reduce volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Fund’s gain on the underlying securities. Written call options expose the Fund to minimal counter-party risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

The table below shows offsetting assets and liabilities relating to written options shown on the Statement of Assets and Liabilities as of March 31, 2017.

Liabilities:
Gross Amounts Not
Offset in the Statement of
Assets and Liabilities
		Gross	Net Amount of
		Amounts	Liabilities
	Gross	Offset in the	Presented in the
	Amounts of	Statement of	Statement of
	Recognized	Assets and	Assets and	Financial	Collateral
Description	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Net Amount
Options
Written	$55,899	$0	$55,899	$0	$55,899	$0

10.) TAX MATTERS
For Federal income tax purposes, the cost of securities owned at March 31, 2017 was $19,589,900, and premiums received from written options was $55,950.

At March 31, 2017, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in written options) on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$5,165,137	($167,123)	$4,998,014

2017 Annual Report 19

Notes to Financial Statements - continued

The tax character of distributions was as follows:

Distributions paid from No-Load Class:

	Year ended	Year ended
	March 31, 2017	March 31, 2016
Ordinary Income:	$ 274,356	$ 613,253
Long-term Capital Gain:	1,827,198	703,454
	$ 2,101,554	$ 1,316,707

The tax character of distributions was as follows:

Distributions paid from Class A shares:

	Year ended	Year ended
	March 31, 2017	March 31, 2016
Ordinary Income:	$ 16,860	$ 16,274
Long-term Capital Gain:	122,072	18,613
	$ 138,932	$ 34,887

The tax character of distributions was as follows:

Distributions paid from Class C shares:

	Year ended	Year ended
	March 31, 2017	March 31, 2016
Ordinary Income:	$ 0	$ 1,758
Long-term Capital Gain:	0	2,953
	$ 0	$ 4,711

As of March 31, 2017, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$ 107,601
Undistributed long-term capital gain (accumulated losses)	950,324
Unrealized appreciation (depreciation) - net	4,998,014
$ 6,055,939

The differences between book basis and tax basis unrealized appreciation are attributable to the tax deferral of losses on wash sales and straddles.

11.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

2017 Annual Report 20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Neiman Large Cap Value Fund and
Board of Trustees of Neiman Funds

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and written options, of Neiman Large Cap Value Fund (the "Fund"), a series of Neiman Funds, as of March 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2017, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Neiman Large Cap Value Fund as of March 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
May 26, 2017

2017 Annual Report 21

TRUSTEES AND OFFICERS - Unaudited

     The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed. Officers hold office for one year and until their respective successors are chosen and qualified. The SAI includes additional information about the Fund’s Trustees and Officers and is available, without charge upon request, by calling 1-877-385-2720. The Trustees and Officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

Name,	Position	Length of	Principal	Number of	Other
Address(1),	with the	Time Served	Occupation(s)	Portfolios	Directorships
and Age	Trust		During	Overseen by	Held by
			Past 5 Years	Trustee	Trustee

Harvey Neiman(2),	President	Since 2003	Neiman Funds Management LLC,	4	None
Year of Birth: 1943	and Trustee		Portfolio Manager (2009-Present).
Independent Solutions Wealth
Management, LLC, Chief
Investment Officer (2012-2015).

Michael Lomas(2),	Trustee	Since 2009	Peak Brokerage Services, LLC,
Year of Birth: 1974			Division Manager and Registered
			Representative (2015-current);	4	None
NEXT Financial Group, Division
Manager and Registered
Representative (2000-2015);
Financials Guys LLC, Co-
owner/Co-founder (2000-Present);
Independent Solutions Wealth
Management, LLC, President
(2007-Present). Neiman Funds
Management LLC, Business
Development (2009-Present).

Daniel Neiman(2),	Treasurer,	Since 2003	Neiman Funds Management LLC,	N/A	N/A
Year of Birth: 1977	Secretary	(Chief	Portfolio Manager (2009-Present).
	and Chief	Compliance	Independent Solutions Wealth
	Compliance	Officer Since	Management, LLC, Chief
	Officer	2004)	Investment Officer (2015-Present)
Chief Financial Officer (2012-
Present).

(1)The address of each trustee and officer is c/o Neiman Funds, 6631 Main Street, Williamsville, NY, 14221.
(2)Harvey Neiman, Michael Lomas, and Daniel Neiman are considered to be “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Adviser. Harvey Neiman is Daniel Neiman’s father.

Independent Trustees

			Principal	Number of	Other
Name,	Position	Length of	Occupation(s)	Portfolios	Directorships
Address(3),	with the	Time Served	During	Overseen by	Held by
and Age	Trust		Past 5 Years	Trustee	Trustee

Darla Clark,	Independent	Since 2003	Bank Officer, Senior Vice	4	None
Year of Birth: 1950	Trustee		President of Regents Bank (2001-
Present).

Suzanne Cowan Dimeff,	Independent	Since 2003	Attorney at Dimeff Law Offices,	4	None
Year of Birth: 1953	Trustee		Tax & Estate Planning Attorney
(2000-Present).

Luke Fairfield,	Independent	Since 2003	Partner / FPS, CPAs, Certified	4	None
Year of Birth: 1976	Trustee		Public Accountant (2007-Present).

(3)The address of each trustee is c/o Neiman Funds, 6631 Main Street, Williamsville, NY, 14221.

2017 Annual Report 22

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Luke Fairfield
Michael Lomas
Harvey Neiman

Investment Adviser
Neiman Funds Management LLC
6631 Main Street
Williamsville, NY 14221

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, NE 68130

This report is provided for the general information of the shareholders of the Neiman
Large Cap Value Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Neiman Balanced Allocation Fund

Class A Shares (NBAFX)
Class C Shares (NBCFX)
For Investors Seeking Total Return

ANNUAL REPORT
March 31, 2017

Neiman Balanced Allocation Fund
Annual Report
May 2017

Dear Shareholders:

     As of March 31, 2017, Neiman Balanced Allocation Fund (the "Fund") completed its 7th year since inception. The accompanying annual report covers the most recent fiscal year, from April 1, 2016 through March 31, 2017. As of the end of the current fiscal year, the Fund had total net assets of approximately $9.4 million.

     The Fund had a total return for the fiscal year from April 1, 2016 through March 31, 2017, of 3.79% for the Class A shares (NBAFX), which takes into account the impact of sales charges; versus a total return of 10.16%, when excluding the impact of sales charges. During the same period, the Fund had a total return of 9.23% for the Class C shares (NBCFX). During the same time period, the Fund's benchmark S&P 500 Total Return Index ("S&P 500 Index") had a total return of 17.17% .

     Management attributes the Fund's performance, in comparison to that of its benchmark, to a variety of factors. The nature of the Fund is often referred to as a moderate allocation fund. The Fund's portfolio covers several investment sectors, consisting of approximately 35% fixed income investments and approximately 65% equity investments. The inclusion of investments in fixed income sectors, by their very nature, often underperforms equities during most time frames. Benchmarks based solely on equity investments, such as the S&P 500 Index, will generally be more volatile and often outperform fixed income investments. In the attempt to reduce volatility, as a measure of risk, the Fund's performance will often lag that of an all equity benchmark.

     Other factors that tend to reduce performance, compared to that of the benchmark, are fees and expenses incurred by the Fund to maintain its operations. The benchmark index measures performance without reductions for the impact of fees and expenses, while the Fund's performance is reduced by the impact of fees and expenses. In addition, the Fund itself is composed of a basket of other mutual funds. In order to cover a broad allocation of investment styles, the portfolio managers use a research and screening processes to seek out as many of the best performing funds as possible in each asset category. This takes into account an attempt to achieve low volatility, while seeking strong performance. During any given time period, the managers of these various underlying funds may not always deliver returns equal to or exceeding the benchmark. Each of the selected mutual funds may themselves outperform or underperform their peers within their respective categories. Even with careful monitoring by management, the overall performance of the Fund will be impacted by these other underlying funds, depending on whether they perform better or worse than the benchmark.

     A primary purpose of the Fund is to focus on investors of moderate risk tolerance, those seeking to reduce risk as compared to the general stock market. As of March 31, 2017, as measured by Class A shares excluding the impact of sales charges, the Fund had a three-year standard deviation of 6.51%, while the S&P 500 Index exhibited a three-year standard deviation of 10.41% for the same time period. The lower standard deviation of the Fund is an indication that the Fund exhibited less volatility, as a measure of risk, than did the benchmark.

     Thank you for your investment in the Neiman Balanced Allocation Fund. We will always endeavor to focus on safety of our shareholders' investments as our highest priority, while attempting to deliver a steady return on investment.

Harvey Neiman, President Dan Neiman, Portfolio Manager Neiman Funds Management LLC

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling toll free (877) 385-2720. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. You may obtain a prospectus on our website www.neimanfunds.com or by calling toll free (877) 385-2720.

5390-NLD-05/17/2017

2017 Annual Report 1

NEIMAN BALANCED ALLOCATION FUND (Unaudited)

NEIMAN BALANCED ALLOCATION FUND PERFORMANCE INFORMATION

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2017.
				Since
	1 Year(A)	3 Year(A)	5 Year(A)	Inception(A)
CLASS A (with sales charge) (B)	3.79%	1.18%	4.42%	5.59%
CLASS A (without sales charge) (B)	10.16%	3.19%	5.67%	6.53%
CLASS C (C)	9.23%	2.43%	4.86%	5.72%
Standard & Poor’s 500 Index (D)	17.17%	10.37%	13.30%	14.54%

Annual Fund Operating Expense Ratio: Class A - Gross 2.90%, Net 2.33% (from 08/01/16 Prospectus) Class C - Gross 3.65%, Net 3.08%

The Annual Fund Operating Expense Ratio reported above will not correlate to the expense ratio in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the gross expense ratio may fluctuate due to changes in net assets and actual expenses incurred during the reported period.

(A) 1 Year, 3 Year, 5 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced. The Neiman Balanced Allocation Fund commenced operations on July 6, 2010. The performance numbers represent performance beginning on the first day of security trading (July 16, 2010).

(B) With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would have been lower.

(C) Class C shares of the Fund are offered at their NAV without sales charge. No shares are currently subject to a contingent deferred sales charge (“CDSC”) fee.

(D) The Standard & Poor’s 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund. Investors cannot directly invest in an index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. THE FUND’S DISTRIBUTOR IS NORTHERN LIGHTS DISTRIBUTORS, LLC.

2017 Annual Report 2

NEIMAN BALANCED ALLOCATION FUND

                       Neiman Balanced Allocation Fund
                      by Sectors (as a percentage of Net Assets)
                                               (Unaudited)

Availability of Quarterly Schedule of Investments
(Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s Web site at http://www.sec.gov. Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

     Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com or by calling our toll free number (1-877-385-2720). It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2017 Annual Report 3

Disclosure of Expenses
(Unaudited)

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. You will be assessed fees for outgoing wire transfers returned checks, and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent, and IRA accounts will be charged an $8.00 annual maintenance fee. Additionally, your account will be indirectly subject to the expenses of the underlying funds. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period, October 1, 2016 through March 31, 2017.

     The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), IRA maintenance fees described above and expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

Class A
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2016
	October 1, 2016	March 31, 2017	to March 31, 2017

Actual	$1,000.00	$1,050.52	$ 7.41

Hypothetical	$1,000.00	$1,017.70	$7.29
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Class C
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2016
	October 1, 2016	March 31, 2017	to March 31, 2017

Actual	$1,000.00	$1,046.54	$11.23

Hypothetical	$1,000.00	$1,013.96	$11.05
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 2.20% for Class C, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2017 Annual Report 4

Neiman Balanced Allocation Fund
		Schedule of Investments
		March 31, 2017
Shares		Fair Value	% of Net Assets

Mutual Funds
11,350	AB Large Cap Growth Fund - Class I	$507,343
22,573	Cohen & Steers Real Estate Securities Fund - Class I	337,469
70,721	DoubleLine Total Return Bond Fund - Class I	751,760
11,066	Fidelity® 500 Index Fund - Investor Class	919,258
11,843	Fidelity® Total Market Index Fund - Investor Class	808,316
57,391	Fidelity® U.S. Bond Index Fund - Investor Class	661,146
12,576	FMI International Fund - Investor Class	397,139
72,827	Frost Total Return Bond Fund Institutional Class	760,314
59,154	Neiman Large Cap Value Fund - No Load Class +	1,540,972
45,565	Neiman Opportunities Fund - Class A +	507,136
63,291	PIMCO Income Fund - Institutional Class	774,677
38,353	Schwab Fundamental Emerging Markets Large Company Index Fund	323,318
38,623	Schwab International Index Fund®	712,600
8,833	Wells Fargo Special Small Cap Value Fund - Class A	292,816
Total for Mutual Funds (Cost $8,436,966)		9,294,264	99.22%
Money Market Funds
93,574	Fidelity® Investments Money Market - Government Portfolio -
	Class I 0.56% *	93,574	1.00%
Total for Money Market Funds (Cost $93,574)
	Total Investments	9,387,838	100.22%
	(Cost $8,530,540) **
	Liabilities in Excess of Other Assets	(20,975)	-0.22%
	Net Assets	$9,366,863	100.00%

+ Affiliated Fund. See Note 3.
* The Yield Rate shown represents the 7-day yield at March 31, 2017.
** At March 31, 2017, tax basis cost of the Fund’s investments was $8,541,750 and the unreal-
ized appreciation and depreciation were $902,283 and ($56,195), respectively, with a net unreal-
ized appreciation of $846,088.

The accompanying notes are an integral part of these financial statements.

2017 Annual Report 5

Neiman Balanced Allocation Fund

Statement of Assets and Liabilities
March 31, 2017
Assets:
Unaffiliated Investment Securities at Fair Value	$7,339,730
(Cost $6,893,868)
Affiliated Investment Securities at Fair Value	2,048,108
(Cost $1,636,672)
Cash	2,403
Prepaid Expenses	7,321
Receivables:
Dividends and Interest	9,958
Total Assets	9,407,520
Liabilities:
Payable for Shareholder Redemptions	1,521
Due to Adviser	1,027
Accrued Distribution and Service (12b-1) Fees	11,216
Accrued Compliance Officer Expense	1,000
Other Accrued Expenses	25,893
Total Liabilities	40,657
Net Assets	$9,366,863
Net Assets Consist of:
Paid In Capital	$8,542,833
Accumulated Undistributed Net Investment Income (Loss)	(4,980)
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	(28,288)
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	857,298
Net Assets	$9,366,863

Class A
Net Assets	$6,482,243
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	529,134
Net Asset Value and Redemption Price Per Share	$12.25
Maximum Offering Price Per Share ($12.25/0.9425) (a)	$13.00

Class C
Net Assets	$2,884,620
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	237,831
Net Asset Value, Offering Price and Redemption Price Per Share	$12.13

(a) Reflects a maximum sales charge of 5.75% . The accompanying notes are an integral part of these financial statements.

2017 Annual Report 6

Neiman Balanced Allocation Fund

Statement of Operations
For the fiscal year ended March 31, 2017

Investment Income:
Dividends from Unaffiliated Funds	$229,888
Dividends from Affiliated Funds	24,340
Interest from Unaffiliated Funds	1,688
Total Investment Income	255,916
Expenses:
Management fees	107,032
Transfer agent fees & accounting fees	37,301
Distribution and service (12b-1) fees - Class A	18,854
Distribution and service (12b-1) fees - Class C	31,617
Administration fees	30,000
Audit fees	18,550
Registration expense	14,191
Custody fees	8,016
Legal fees	6,500
Compliance officer expense	4,000
Miscellaneous expense	3,620
Printing and postage expense	3,363
Trustees fees	3,000
Insurance expense	2,409
Total Expenses	288,453
Less: Expense Waiver / Expense Reimbursement	(109,543)
Net Expenses	178,910
Net Investment Income (Loss)	77,006

Realized and Unrealized Gain (Loss) on Investments:
Capital Gain Distributions from Unaffiliated Investment Companies	37,846
Capital Gain Distributions from Affiliated Investment Companies	133,135
Realized Gain (Loss) on Unaffiliated Investments	(76,840)
Realized Gain (Loss) on Affiliated Investments	142,334
Change In Unrealized Appreciation (Depreciation) on Investments	682,691
Net Realized and Unrealized Gain (Loss) on Investments	919,166

Net Increase (Decrease) in Net Assets from Operations	$996,172

The accompanying notes are an integral part of these financial statements.

2017 Annual Report 7

Neiman Balanced Allocation Fund

Statements of Changes in Net Assets
	4/1/2016	4/1/2015
	to	to
	3/31/2017	3/31/2016
From Operations:
Net Investment Income (Loss)	$77,006	$151,152
Capital Gain Distributions from Investment Companies	170,981	291,156
Net Realized Gain (Loss) on Investments	65,494	(345,647)
Change in Net Unrealized Appreciation (Depreciation) on Investments	682,691	(1,102,181)
Increase (Decrease) in Net Assets from Operations	996,172	(1,005,520)
From Distributions to Shareholders:
Net Investment Income
Class A	(84,738)	(166,055)
Class C	(12,135)	(24,225)
Net Realized Gain from Security Transactions
Class A	-	(659,070)
Class C	-	(251,144)
Change in Net Assets from Distributions	(96,873)	(1,100,494)
From Capital Share Transactions:
Proceeds From Sale of Shares
Class A	743,941	2,495,477
Class C	159,266	476,931
Shares Issued on Reinvestment of Dividends
Class A	51,701	649,853
Class C	9,984	243,751
Cost of Shares Redeemed
Class A	(4,549,745)	(6,943,415)
Class C	(1,288,323)	(2,213,195)
Net Increase (Decrease) from Shareholder Activity	(4,873,176)	(5,290,598)
Net Increase (Decrease) in Net Assets	(3,973,877)	(7,396,612)
Net Assets at Beginning of Period	13,340,740	20,737,352
Net Assets at End of Period (Including Accumulated	$9,366,863	$13,340,740
Undistributed Net Investment Income (Loss) of ($4,980) and $14,887)
Share Transactions:
Issued
Class A	63,620	211,533
Class C	13,768	40,578
Reinvested
Class A	4,408	54,776
Class C	870	20,693
Redeemed
Class A	(391,217)	(606,023)
Class C	(112,188)	(195,167)
Net Increase (Decrease) in Shares	(420,739)	(473,610)

The accompanying notes are an integral part of these financial statements.

2017 Annual Report 8

Neiman Balanced Allocation Fund

Financial Highlights - Class A
Selected data for a share outstanding throughout the period:	4/1/2016	4/1/2015	4/1/2014	4/1/2013	4/1/2012
	to	to	to	to	to
	3/31/2017	3/31/2016	3/31/2015	3/31/2014	3/31/2013
Net Asset Value -
Beginning of Period	$11.26	$12.52	$12.69	$12.26	$11.42
Net Investment Income (Loss) (a)	0.11	0.12	0.21	0.11	0.13
Net Gains or Losses on Securities
(realized and unrealized)	1.03	(0.66)	0.35	1.15	0.85
Total from Investment Operations	1.14	(0.54)	0.56	1.26	0.98
Distributions (From Net Investment Income)	(0.15)	(0.16)	(0.18)	(0.14)	(0.14)
Distributions (From Capital Gains)	0.00	(0.56)	(0.55)	(0.69)	0.00
Total Distributions	(0.15)	(0.72)	(0.73)	(0.83)	(0.14)
Net Asset Value -
End of Period	$12.25	$11.26	$12.52	$12.69	$12.26
Total Return (b)	10.16%	(4.53)%	4.49%	10.38%	8.62%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$6,482	$9,601	14,924 $	$14,210	$9,710
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (c)	2.47%	2.02%	1.88%	1.97%	2.08%
Ratio of Net Investment Income (Loss) to Average Net Assets (c) (d)	-0.08%	0.49%	1.21%	0.38%	0.53%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (c)	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of Net Investment Income (Loss) to Average Net Assets (c) (d)	0.94%	1.06%	1.64%	0.90%	1.16%
Portfolio Turnover Rate	42.10%	77.03%	61.81%	71.76%	63.16%

Financial Highlights - Class C
Selected data for a share outstanding throughout the period:	4/1/2016	4/1/2015	4/1/2014	4/1/2013	4/1/2012
	to	to	to	to	to
	3/31/2017	3/31/2016	3/31/2015	3/31/2014	3/31/2013
Net Asset Value -
Beginning of Period	$11.15	$12.39	$12.54	$12.12	$11.28
Net Investment Income (Loss) (a)	0.02	0.04	0.11	0.01	0.04
Net Gains or Losses on Securities
(realized and unrealized)	1.01	(0.66)	0.36	1.12	0.84
Total from Investment Operations	1.03	(0.62)	0.47	1.13	0.88

Distributions (From Net Investment Income)	(0.05)	(0.06)	(0.07)	(0.02)	(0.04)
Distributions (From Capital Gains)	0.00	(0.56)	(0.55)	(0.69)	0.00
Total Distributions	(0.05)	(0.62)	(0.62)	(0.71)	(0.04)
Net Asset Value -
End of Period	$12.13	$11.15	$12.39	$12.54	$12.12
Total Return (b)	9.23%	(5.23)%	3.81%	9.43%	7.84%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$2,885	3,740	$5,813 $	$5,926	$6,481
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (c)	3.22%	2.77%	2.63%	2.72%	2.83%
Ratio of Net Investment Income (Loss) to Average Net Assets (c) (d)	-0.83%	-0.26%	0.42%	-0.42%	-0.33%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (c)	2.20%	2.20%	2.20%	2.20%	2.20%
Ratio of Net Investment Income (Loss) to Average Net Assets (c) (d)	0.19%	0.31%	0.85%	0.11%	0.31%
Portfolio Turnover Rate	42.10%	77.03%	61.81%	71.76%	63.16%

(a) Based on Average Shares Outstanding.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an invest-
ment in the Fund assuming reinvestment of dividends.
(c) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of
Investments.
(d) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

2017 Annual Report 9

     NOTES TO FINANCIAL STATEMENTS
NEIMAN BALANCED ALLOCATION FUND
March 31, 2017

1.) ORGANIZATION
Neiman Balanced Allocation Fund (the “Fund”) is a diversified series of the Neiman Funds (the “Trust”), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of March 31, 2017, there are four series authorized by the Trust. Neiman Funds Management LLC is the adviser to the Fund (the “Adviser”). The Fund commenced operations on July 6, 2010 and the Fund commenced investing in line with its objectives on July 16, 2010. The Fund currently offers Class A and Class C shares. The classes differ principally in their respective distribution expenses (see Note 5) and arrangements as well as their respective sales charge structure. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases, in accordance with the Fund’s prospectus. Class C shares of the Fund are offered at net asset value without an initial sales charge. The Fund’s investment objective is to seek total return. The Fund pursues its investment objective using a fund-of-funds strategy by investing in underlying mutual funds. Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for its open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended March 31, 2017, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabili-

2017 Annual Report 10

Notes to Financial Statements - continued

ties at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Fund records security transactions based on trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Capital gain distributions from underlying investments are recorded on the ex-date. Long-term capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain distributions are recorded as dividend income. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated pro-rata to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method. Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the

2017 Annual Report 11

Notes to Financial Statements - continued

price provided by the pricing service does not accurately reflect the current market value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Mutual funds. Mutual funds are valued at the net asset value as reported by the underlying fund and are classified in level 1 of the fair value hierarchy. The underlying mutual funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds.

Money market funds. Shares of money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of March 31, 2017:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 9,294,264	$0	$0	$ 9,294,264
Money Market Funds	93,574	0	0	93,574
Total	$ 9,387,838	$0	$0	$ 9,387,838

The Fund did not hold any Level 3 assets during the fiscal year ended March 31, 2017. There were no transfers into or out of the levels during the fiscal year ended March 31, 2017. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

The Fund did not invest in derivative instruments during the fiscal year ended March 31, 2017.

Holdings and transactions in Neiman Large Cap Value Fund, an affiliated fund, during the fiscal year ended March 31, 2017 were as follows:

Shares Held March 31, 2016	122,803
Purchases	2,054
Sales	(65,703)
Shares Held March 31, 2017	59,154

The aggregate cost and fair value of the Fund’s investment in Neiman Large Cap Value Fund at March 31, 2017 was $1,184,970 and $1,540,972, respectively. The investment represented 16.45% of total net assets as of March 31, 2017. For the fiscal year ended March 31, 2017, there were $24,340 in dividends and $133,135 of capital gain distributions received from Neiman Large Cap Value Fund. In addition, for the fiscal year ended March 31, 2017, the Fund generated $141,189 in realized gains on sales of Neiman Large Cap Value Fund, and lost $61,830 resulting from the change in unrealized appreciation of Neiman Large Cap Value Fund.

Also, holdings and transactions in Neiman Opportunities Fund, an affiliated fund, during the fiscal year ended March 31, 2017 were as follows:

Shares Held March 31, 2016	—
Purchases	53,830
Sales	(8,265)
Shares Held March 31, 2017	45,565

2017 Annual Report 12

Notes to Financial Statements - continued

The aggregate cost and fair value of the Fund’s investment in Neiman Opportunities Fund at March 31, 2017 was $451,702 and $507,136, respectively. The investment represented 5.41% of total net assets as of March 31, 2017. For the fiscal year ended March 31, 2017, there were $0 in dividends and $0 of capital gain distributions received from Neiman Opportunities Fund. In addition, for the fiscal year ended March 31, 2017, the Fund generated $1,145 in realized gains on sales of Neiman Opportunities Fund, and gained $55,434 resulting from the change in unrealized appreciation of Neiman Opportunities Fund.

4.) INVESTMENT ADVISORY AGREEMENT
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with Neiman Funds Management LLC to serve as the investment adviser of the Fund. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Trustees. The Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.

The Adviser earns an annual management fee of 1.00% of the Fund’s average daily net assets. For the fiscal year ended March 31, 2017, the Adviser earned management fees totaling $107,032 before the waiver of management fees and reimbursement of expenses described below. The Adviser has agreed to waive management fees and reimburse expenses, without recoupment, to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of the Fund’s average daily net assets for Class A Shares and at 2.20% of the Fund’s average daily net assets for Class C Shares. The Adviser is currently waiving and/or reimbursing expenses through July 31, 2017. The fee waiver will automatically terminate on July 31, 2017 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2017.

For the fiscal year ended March 31, 2017, the Adviser waived fees and/or reimbursed expenses totaling $109,543. The Fund owed the Adviser $1,027 at March 31, 2017. Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Trust, with respect to the Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows the Fund to pay distribution and other fees (“12b-1 fees”) for the sale and distribution of the Fund’s shares and for services provided to shareholders by Northern Lights Distributors, LLC (the “Distributor”) or the Adviser. The Plan permits the Fund to pay the Distributor and the Adviser 12b-1 fees as compensation for their services and expenses in connection with the distribution of Fund shares. The Distributor must approve all payments made under the Plan and may pay any or all amounts received under the Plan to other persons, including the Adviser, for any distribution, promotional or shareholder support services. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. The Class A Shares pay an annual 12b-1 fee equal to 0.25% of its average daily net assets. Class C Shares pay annual 12b-1 fees equal to 1.00% of its average daily net assets. During the fiscal year ended March 31, 2017, there were $18,854 and $31,617 of 12b-1 fees incurred by Class A and Class C shares, respectively. As of March 31, 2017, the Fund had an accrued liability of $11,216 which represents undistributed 12b-1 fees accrued under the Plan and available for payment of qualified expenses under the Plan.

6.) RELATED PARTY TRANSACTIONS
During the fiscal year ended March 31, 2017, certain owners of the Adviser received financial benefits from the sale of Fund shares through Peak Brokerage Services, LLC (“Peak”) and NEXT Financial Group, LLC (“NEXT”), each FINRA registered broker/dealers. In September 2015, those owners became representatives of Peak. Until September 2015, those individuals were representatives of NEXT, a company with which they have less than a 1% ownership within. During the fiscal year ended March 31, 2017, those individuals earned $2,181 resulting from the sale of the Fund’s Class A shares in their roles with NEXT and Peak. Additionally, during the fiscal year ended March 31, 2017, those individuals earned $1,900 and $7,505 associated with trailing commissions of the Fund’s Class A and Class C shares, respectfully, which are paid from available class specific accrued 12b-1 fees.

2017 Annual Report 13

Notes to Financial Statements - continued

Also, Daniel Neiman, in his role as Chief Compliance Officer of the Fund, received $4,000 for his services during the fiscal year ended March 31, 2017. Mr. D. Neiman is a control person of the Adviser and the son of Mr. H. Neiman, a control person of the Adviser and President of the Trust. The Fund owed the Chief Compliance Officer $1,000 at March 31, 2017.

7.) INVESTMENT TRANSACTIONS
For the fiscal year ended March 31, 2017, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $4,379,089 and $8,552,103, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2017, National Financial Services LLC located at 200 Liberty Street, New York, New York, for the benefit of its customers, owned, in the aggregate, 38.79% of the Class A shares, and therefore may be deemed to control the Fund.

9.) TAX MATTERS
For Federal income tax purposes, the cost of securities owned at March 31, 2017 was $8,541,750.

At March 31, 2017, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$902,283	($56,195)	$846,088

The tax character of distributions for Class A shares were as follows:

Distributions paid from Class A shares:

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2017	March 31, 2016
Ordinary Income:	$ 84,738	$ 166,055
Short-term Capital Gain:	0	0
Long-term Capital Gain:	0	659,070
	$ 84,738	$ 825,125

The tax character of distributions for Class C shares were as follows:

Distributions paid from Class C shares:

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2017	March 31, 2016
Ordinary Income:	$ 12,135	$ 24,225
Short-term Capital Gain:	0	0
Long-term Capital Gain:	0	251,144
	$ 12,135	$ 275,369

As of March 31, 2017, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$ 3,357
Undistributed long-term capital gain (accumulated losses)	(17,078)
Unrealized appreciation (depreciation) - net	846,088
$ 832,367

As of March 31, 2017, the difference between book and tax basis unrealized appreciation was primarily attributed to the tax deferral on wash sales. Additionally, undistributed ordinary income varies from book basis accumulated undistributed net investment income (loss) due to the tax deferral of late year ordinary losses which totaled $8,337.

2017 Annual Report 14

Notes to Financial Statements - continued

10.) CAPITAL LOSS CARRYFORWARDS
As of March 31, 2017, the Fund had available for federal tax purposes an unused capital loss carryforward of $17,078, of which all is short-term with no expiration.

11.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

2017 Annual Report 15

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Neiman Balanced Allocation Fund and
Board of Trustees of Neiman Funds

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Neiman Balanced Allocation Fund (the "Fund"), a series of Neiman Funds, as of March 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2017, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Neiman Balanced Allocation Fund as of March 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
May 26, 2017

2017 Annual Report 16

TRUSTEES AND OFFICERS - Unaudited

     The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed. Officers hold office for one year and until their respective successors are chosen and qualified. The SAI includes additional information about the Fund’s Trustees and Officers and is available, without charge upon request, by calling 1-877-385-2720. The Trustees and Officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

Name,	Position	Length of	Principal	Number of	Other
Address(1),	with the	Time Served	Occupation(s)	Portfolios	Directorships
and Age	Trust		During	Overseen by	Held by
			Past 5 Years	Trustee	Trustee

Harvey Neiman(2),	President	Since 2003	Neiman Funds Management LLC,	4	None
Year of Birth: 1943	and Trustee		Portfolio Manager (2009-Present).
Independent Solutions Wealth
Management, LLC, Chief
Investment Officer (2012-2015).

Michael Lomas(2),	Trustee	Since 2009	Peak Brokerage Services, LLC,
Year of Birth: 1974			Division Manager and Registered
			Representative (2015-current);	4	None
NEXT Financial Group, Division
Manager and Registered
Representative (2000-2015);
Financials Guys LLC, Co-
owner/Co-founder (2000-Present);
Independent Solutions Wealth
Management, LLC, President
(2007-Present). Neiman Funds
Management LLC, Business
Development (2009-Present).

Daniel Neiman(2),	Treasurer,	Since 2003	Neiman Funds Management LLC,	N/A	N/A
Year of Birth: 1977	Secretary	(Chief	Portfolio Manager (2009-Present).
	and Chief	Compliance	Independent Solutions Wealth
	Compliance	Officer Since	Management, LLC, Chief
	Officer	2004)	Investment Officer (2015-Present)
Chief Financial Officer (2012-
Present).

(1)The address of each trustee and officer is c/o Neiman Funds, 6631 Main Street, Williamsville, NY, 14221.
(2)Harvey Neiman, Michael Lomas, and Daniel Neiman are considered to be “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Adviser. Harvey Neiman is Daniel Neiman’s father.

Independent Trustees

			Principal	Number of	Other
Name,	Position	Length of	Occupation(s)	Portfolios	Directorships
Address(3),	with the	Time Served	During	Overseen by	Held by
and Age	Trust		Past 5 Years	Trustee	Trustee

Darla Clark,	Independent	Since 2003	Bank Officer, Senior Vice	4	None
Year of Birth: 1950	Trustee		President of Regents Bank (2001-
Present).

Suzanne Cowan Dimeff,	Independent	Since 2003	Attorney at Dimeff Law Offices,	4	None
Year of Birth: 1953	Trustee		Tax & Estate Planning Attorney
(2000-Present).

Luke Fairfield,	Independent	Since 2003	Partner / FPS, CPAs, Certified	4	None
Year of Birth: 1976	Trustee		Public Accountant (2007-Present).

(3)The address of each trustee is c/o Neiman Funds, 6631 Main Street, Williamsville, NY, 14221.

2017 Annual Report 17

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Luke Fairfield
Michael Lomas
Harvey Neiman

Investment Adviser
Neiman Funds Management LLC
6631 Main Street
Williamsville, NY 14221

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Dr., Suite 400
Broadview Heights, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, NE 68130

This report is provided for the general information of the shareholders of the Neiman
Balanced Allocation Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Neiman Tactical Income Fund

Class A Shares (NTAFX)
For Investors Seeking Total Return With Capital Preservation as a Secondary Objective.

ANNUAL REPORT
March 31, 2017

Neiman Tactical Income Fund
Annual Report
May 2017

Dear Shareholder,

     As of March 31, 2017, the Neiman Tactical Income Fund (the “Fund”) completed its 5th fiscal year since inception. The accompanying annual report covers the most recent fiscal year, from April 1, 2016 through March 31, 2017.

     As of the end of the current fiscal year, the Fund had total net assets of approximately $11.65 million, which is a decrease of approximately $13.07 million from the previous year. The decrease in assets is primarily attributed to redemptions from the Fund. Since October 2013, the sub-adviser to the Fund has been Absolute Capital Management, LLC.

     The Fund’s Class A shares (NTAFX) had a total return for the fiscal year ended March 31, 2017 of 6.71% (0.59% including sales charges). During that same time period, the Fund’s fixed income benchmark, the Barclays Capital US Aggregate Bond Index, had a total return of 0.44% . The S&P 500 Total Return Index had a total return of 17.17% during the same period.

     In our opinion, several factors contributed to the performance of the Fund. Among these factors are the multi-year low interest rate environment that finally looks to be coming to an end. The Federal Reserve is starting to raise interest rates. So far, the Federal Reserve is communicating to the market that they will be taking a gradual and slow approach to increasing rates. At times over the course of the year, the Fund had rotated to what we consider a defensive position. The Fund is primarily a fixed income fund that seeks to provide defensive positioning in the Fund as our analysis indicates.

     Thank you for your investment in the Neiman Tactical Income Fund. We will continue to monitor the investments on an on-going basis within the Fund for the Fund and the shareholders.

Phillip Brenden Gebben, MBA, CIMA®
Portfolio Manager to the Fund

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling toll free (877) 385-2720. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. You may obtain a prospectus on our web-site www.neimanfunds.com or by calling toll free (877) 385-2720.

5391-NLD-05/17/2017

2017 Annual Report 1

NEIMAN TACTICAL INCOME FUND (Unaudited)

NEIMAN TACTICAL INCOME FUND PERFORMANCE INFORMATION

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2017.

			Since
	1 Year(A)	3 Year(A)	Inception(A)
Class A Shares (with sales charge) (B)*	0.59%	-1.43%	1.30%
Class A Shares (without sales charge) (B)*	6.71%	0.53%	2.57%
Barclays Capital US Aggregate Bond Index (C)	0.44%	2.68%	2.02%
Standard & Poor’s 500 Index (D)	17.17%	10.37%	14.71%

Annual Fund Operating Expense Ratio (from 8/1/16 Prospectus) : Class A - Gross 2.12%, Net 1.76%

The Annual Fund Operating Expense Ratio reported above will not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A) 1 Year, 3 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

(B) The inception date of the Neiman Tactical Income Fund and Class A Shares was June 29, 2012.

(C) The Barclays Capital US Aggregate Bond Index (also known as Bloomberg Barclays US Aggregate Bond Index) covers the USD-denominated, investment-grade, fixed rate, taxable bond market of SEC-registered securities whose composition is different from the Fund. Municipal bonds, and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, Mortgage-backed bonds, Corporate bonds, and a small amount of foreign bonds traded in U.S.

(D) The Standard & Poor’s 500 is a market capitalization-weighted dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund. Investors cannot invest directly in an index.

* With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would have been lower.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT INVESTOR’S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. THE FUND’S DISTRIBUTOR IS NORTHERN LIGHTS DISTRIBUTORS, LLC.

2017 Annual Report 2

NEIMAN TACTICAL INCOME FUND (Unaudited)

                                Neiman Tactical Income Fund
                          by Sectors (as a percentage of Net Assets)

2017 Annual Report 3

Availability of Quarterly Schedule of Investments
(Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s Web site at http://www.sec.gov. Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com or by calling our toll free number (1-877-385-2720). It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2017 Annual Report 4

Disclosure of Expenses
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. You will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent and IRA accounts will be charged an $8.00 annual maintenance fee. Additionally, your account will be indirectly charged the expenses of the underlying funds. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period October 1, 2016 through March 31, 2017.

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), IRA maintenance fees described above and expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

Class A

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2016
	October 1, 2016	March 31, 2017	to March 31, 2017

Actual	$1,000.00	$1,009.55	$7.26

Hypothetical	$1,000.00	$1,017.70	$7.29
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2017 Annual Report 5

Neiman Tactical Income Fund
		Schedule of Investments
			March 31, 2017
Shares		Fair Value	% of Net Assets

Mutual Funds
275,594	Lord Abbett High Yield Fund – Class I	$2,105,541
21,019	PIMCO Income Fund – Institutional Class	257,277
314	RidgeWorth Seix High Income Fund – Class I	2,029
Total for Mutual Funds (Cost $2,321,963)		2,364,847	20.30%
16,447	iShares® iBoxx $ High Yield Corporate Bond ETF	1,443,718
9,000	iShares® J.P. Morgan USD Emerging Markets Bond ETF	1,023,300
21,500	PowerShares Senior Loan Portfolio	500,090
71,097	SPDR® Barclays Short Term High Yield Bond ETF	1,987,872
41,004	SPDR® Bloomberg Barclays High Yield Bond ETF	1,514,278
61,000	VanEck Vectors Fallen Angel High Yield Bond ETF	1,803,160
12,000	Vanguard Total International Bond ETF	649,560
Total for Exchange Traded Funds (Cost $8,524,677)		8,921,978	76.56%
	Total Investments	11,286,825	96.86%
	(Cost $10,846,640) *
	Other Assets in Excess of Liabilities	365,307	3.14%
	Net Assets	$11,652,132	100.00%

* At March 31, 2017, tax basis cost of the Fund’s investments was $10,847,032 and the unre-
alized appreciation and depreciation were $448,445 and ($8,653), respectively, with a net unrealized appreciation of $439,792.

The accompanying notes are an integral part of these financial statements.

2017 Annual Report 6

Neiman Tactical Income Fund

Statement of Assets and Liabilities
March 31, 2017
Assets:
Investment Securities at Fair Value	$11,286,825
(Cost $10,846,640)
Prepaid Expenses	11,513
Receivables:
Dividends and Interest	12,906
Securities Sold	1,022,138
Shareholder Purchases	342
Total Assets	12,333,724
Liabilities:
Due to Adviser	4,281
Due to Custodian	625,196
Accrued Distribution and Service (12b-1) Fees	7,919
Accrued Compliance Officer Expense	1,000
Other Accrued Expenses	25,321
Payable for Shareholder Redemptions	17,875
Total Liabilities	681,592
Net Assets	$11,652,132
Net Assets Consist of:
Paid In Capital	$13,181,902
Accumulated Undistributed Net Investment Income (Loss)	69,228
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	(2,039,183)
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	440,185
Net Assets	$11,652,132

Class A
Net Assets	$11,652,132
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	1,249,061
Net Asset Value and Redemption Price Per Share	$9.33
Maximum Offering Price Per Share ($9.33/0.9425) (a)	$9.90

(a) Reflects a maximum sales charge of 5.75% . The accompanying notes are an integral part of these financial statements.

2017 Annual Report 7

Neiman Tactical Income Fund

Statement of Operations
For the fiscal year ended March 31, 2017

Investment Income:
Dividends	$765,508
Interest	4,075
Total Investment Income	769,583
Expenses:
Management fees	178,557
Distribution and service (12b-1) fees - Class A	44,639
Transfer agent fees & accounting fees	34,260
Registration expense	26,671
Administration fees	23,500
Audit fees	18,550
Custody fees	7,932
Legal fees	6,500
Printing and postage expense	4,192
Compliance officer expense	4,000
Insurance expense	3,923
Miscellaneous expense	2,977
Trustees fees	3,000
Total Expenses	358,701
Less:
Expense Waiver / Expense Reimbursement	(99,793)
Net Expenses	258,908
Net Investment Income (Loss)	510,675

Realized and Unrealized Gain (Loss) on Investments:
Capital Gain Distributions from Investment Companies	636
Realized Gain (Loss) on Investments	101,843
Change In Unrealized Appreciation (Depreciation) on Investments	608,180
Net Realized and Unrealized Gain (Loss) on Investments	710,659

Net Increase (Decrease) in Net Assets from Operations	$1,221,334

The accompanying notes are an integral part of these financial statements.

2017 Annual Report 8

Neiman Tactical Income Fund

Statements of Changes in Net Assets
	4/1/2016	4/1/2015
	to	to
	3/31/2017	3/31/2016
From Operations:
Net Investment Income (Loss)	$510,675	$294,114
Capital Gain Distributions from Investment Companies	636	858
Net Realized Gain (Loss) on Investments	101,843	(1,968,036)
Change in Net Unrealized Appreciation (Depreciation) on Investments	608,180	198,000
Increase (Decrease) in Net Assets from Operations	1,221,334	(1,475,064)
From Distributions to Shareholders:
Net Investment Income
Class A	(433,215)	(470,863)
Class C *	-	(690)
Net Realized Gain from Security Transactions
Class A	-	-
Class C *	-	-
Change in Net Assets from Distributions	(433,215)	(471,553)
From Capital Share Transactions:
Proceeds From Sale of Shares
Class A	3,899,680	17,407,298	**
Class C *	-	41,464
Shares Issued on Reinvestment of Dividends
Class A	226,766	265,596
Class C *	-	690
Cost of Shares Redeemed
Class A	(17,983,975)	(20,580,037)
Class C *	-	(191,375)	**
Net Increase (Decrease) from Shareholder Activity	(13,857,529)	(3,056,364)
Net Increase (Decrease) in Net Assets	(13,069,410)	(5,002,981)
Net Assets at Beginning of Period	24,721,542	29,724,523
Net Assets at End of Period (Including Accumulated	$11,652,132	$24,721,542
Undistributed Net Investment Income (Loss) of $69,228 and ($8,232))
Share Transactions:
Issued
Class A	420,071	1,855,180	**
Class C *	-	4,382
Reinvested
Class A	24,749	28,700
Class C *	-	71
Redeemed
Class A	(1,929,380)	(2,203,940)
Class C *	-	(20,394)	**
Net Increase (Decrease) in Shares	(1,484,560)	(336,001)

* Class C closed on March 29, 2016. Class C share of record as of March 29, 2016, were exchanged for load-waived Class A shares effective March 30, 2016.
** Includes automatic conversion of Class C shares ($38,276 representing 4,179 shares) to Class A shares ($38,276 representing 4,239 shares).

The accompanying notes are an integral part of these financial statements.

2017 Annual Report 9

Neiman Tactical Income Fund

Financial Highlights - Class A
Selected data for a share outstanding throughout	4/1/2016	4/1/2015	4/1/2014	4/1/2013	6/29/2012*
the period:	to	to	to	to	to
	3/31/2017	3/31/2016	3/31/2015	3/31/2014	3/31/2013
Net Asset Value -
Beginning of Period	$9.04	$9.68	$10.03	$10.45	$10.00
Net Investment Income (Loss) (a)	0.27	0.10	0.27	0.28	0.32
Net Gains or Losses on Securities
(realized and unrealized) (b)	0.33	(0.58)	(0.25)	0.03	0.42
Total from Investment Operations	0.60	(0.48)	0.02	0.31	0.74
Distributions (From Net Investment Income)	(0.31)	(0.16)	(0.27)	(0.40)	(0.16)
Distributions (From Capital Gains)	-	-	(0.10)	(0.33)	(0.13)
Total Distributions	(0.31)	(0.16)	(0.37)	(0.73)	(0.29)
Net Asset Value -
End of Period	$9.33	$9.04	$9.68	$10.03	$10.45
Total Return (c)	6.71%	(4.97)%	0.19%	3.34%	7.44%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$11,652	$24,722	$29,569	$30,935	$49,172
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (d)	2.01%	1.81%	1.81%	1.82%	1.66%	***
Ratio of Net Investment Income (Loss) to
Average Net Assets (d) (e)	2.30%	0.66%	2.32%	2.37%	3.89%	***
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (d)	1.45%	1.45%	1.45%	1.45%	1.45%	***
Ratio of Net Investment Income (Loss) to
Average Net Assets (d) (e)	2.86%	1.02%	2.68%	2.74%	4.11%	***
Portfolio Turnover Rate	44.53%	268.57%	183.94%	225.73%	364.88%	**

* The Fund and Class A commenced operations on June 29, 2012.
** Not Annualized.
*** Annualized.
(a) Based on Average Shares Outstanding.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of divi-
dends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

2017 Annual Report 10

NOTES TO THE FINANCIAL STATEMENTS
NEIMAN TACTICAL INCOME FUND
March 31, 2017

1.) ORGANIZATION
Neiman Tactical Income Fund (the “Fund”) is a non-diversified series of the Neiman Funds (the “Trust”), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of March 31, 2017, there are four series authorized by the Trust. The Fund (Class A) commenced operations on June 29, 2012. Class C shares commenced operations on August 1, 2014. The Fund currently offers Class A shares. Class C closed on March 29, 2016. Class C share of record as of March 29, 2016, were exchanged for load-waived Class A shares effective March 30, 2016. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases, in accordance with the Fund’s prospectus. The Fund’s primary investment objective is total return with capital preservation as a secondary objective. The Fund pursues its investment objectives using a fund-of-funds strategy by investing in open-end investment companies, including mutual funds and exchange trades funds. Neiman Funds Management, LLC is the adviser to the Fund (the “Adviser”) and the sub-adviser to the Fund is Absolute Capital Management, LLC (the “Sub-Adviser” or “Absolute Capital”). Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for its open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended March 31, 2017, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

2017 Annual Report 11

Notes to the Financial Statements - continued

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Fund records security transactions based on trade date for financial statement purposes. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Capital gain distributions from underlying investments are recorded on the ex-date. Long-term capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain distributions are recorded as dividend income. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES
Expenses incurred by the Trust that don’t relate to a specific fund of the Trust are allocated prorata to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

2017 Annual Report 12

Notes to the Financial Statements - continued

Equity securities (including exchange traded funds). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Mutual funds. Mutual funds are valued at the net asset value as reported by the underlying fund and are classified in level 1 of the fair value hierarchy. The underlying mutual funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds.

Money market funds. Shares of money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of March 31, 2017:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 2,364,847	$0	$0	$ 2,364,847
Exchange Traded Funds	8,921,978	0	0	8,921,978
Total	$11,286,825	$0	$0	$11,286,825

The Fund did not hold any level 3 assets during the fiscal year ended March 31, 2017. There were no transfers into or out of level 1 and level 2 during the fiscal year ended March 31, 2017. It is the Fund’s policy to consider transfers into or out of level 1 and level 2 as of the end of the reporting period.

The Fund did not invest in derivative instruments during the fiscal year ended March 31, 2017.

4.) INVESTMENT ADVISORY AGREEMENT
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with Neiman Funds Management LLC to serve as the investment adviser of the Fund. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Trustees. The Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. For its services, the Adviser receives a fee of 1.00% of the Fund’s average daily net assets.

2017 Annual Report 13

Notes to the Financial Statements - continued

Absolute Capital Management, LLC is the sub-adviser of the Fund makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund’s investment program. As full compensation for all services rendered, the Adviser, not the Fund, pays the Sub-Adviser a sub-advisory fee.

For the fiscal year ended March 31, 2017, the Adviser earned management fees totaling $178,557 before the waiver of management fees and reimbursement of expenses described below. The Adviser has agreed to waive management fees and reimburse expenses, without recoupment, to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of its average daily net assets through July 31, 2017. The fee waiver will automatically terminate on July 31, 2017 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2017.

For the fiscal year ended March 31, 2017, the Adviser waived fees and/or reimbursed expenses totaling $99,793. The Fund owed the Adviser $4,281 at March 31, 2017.

Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Trust, with respect to the Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows the Fund to pay distribution and other fees (“12b-1 fees”) for the sale and distribution of the Fund’s shares and for services provided to shareholders by Northern Lights Distributors, LLC (the “Distributor”) or the Adviser. The Plan permits the Fund to pay the Distributor and the Adviser 12b-1 fees as compensation for their services and expenses in connection with the distribution of Fund shares. The Distributor must approve all payments made under the Plan and may pay any or all amounts received under the 12b-1 Plan to other persons, including the Adviser, for any distribution, promotional or shareholder support services. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. The Class A shares pay an annual 12b-1 fee equal to 0.25% of its average daily net assets. During the fiscal year ended March 31, 2017, there were $44,639 of 12b-1 fees incurred by Class A. As of March 31, 2017, the Fund had an accrued liability of $7,919 which represents undistributed 12b-1 fees accrued under the Plan and available for payment of qualified expenses under the Plan.

6.) RELATED PARTY TRANSACTIONS
During the fiscal year ended March 31, 2017, certain owners of the Adviser received financial benefits from the sale of Fund shares through Peak Brokerage Services, LLC (“Peak”) and NEXT Financial Group, LLC (“NEXT”), each FINRA registered broker/dealers. In September 2015, those owners became representatives of Peak. Until September 2015, those individuals were representatives of NEXT, a company with which they have less than a 1% ownership within. During the fiscal year ended March 31, 2017, those individuals earned $90 resulting from the sale of the Fund’s Class A shares in their roles with NEXT and Peak. Additionally, during the fiscal year ended March 31, 2017, those individuals earned $509 associated with trailing commissions of the Fund’s Class A, which are paid from available class specific accrued 12b-1 fees.

Also, Daniel Neiman, in his role as Chief Compliance Officer of the Fund, received $4,000 for his services during the fiscal year ended March 31, 2017. Mr. D. Neiman is a control person of the Adviser and the son of Mr. H. Neiman, a control person of the Adviser and President of the Trust. The Fund owed the Chief Compliance Officer $1,000 at March 31, 2017.

7.) PURCHASES AND SALES OF SECURITIES
For the fiscal year ended March 31, 2017, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $7,454,940 and $18,244,206, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2017, National Financial Services LLC located at 200 Liberty Street, New York, New York, for the benefit of its customers, owned, in the aggregate, 43.85% of the Fund, and therefore may be deemed to control the Fund.

2017 Annual Report 14

Notes to the Financial Statements - continued

9.) TAX MATTERS
For Federal income tax purposes, the cost of securities owned at March 31, 2017 was $10,847,032.

At March 31, 2017, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$448,445	($8,653)	$439,792

The tax character of distributions for the Class A was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2017	March 31, 2016
Ordinary Income:	$ 433,215	$ 470,863
Short-term Capital Gain:	0	0
Long-term Capital Gain:	0	0
	$ 433,215	$ 470,863

The tax character of distributions for the Class C was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2017	March 31, 2016
Ordinary Income:	$ 0	$ 690
Long-term Capital Gain:	0	0
	$ 0	$ 690

As of March 31, 2017, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$ 69,228
Undistributed long-term capital gain (accumulated losses)	(2,038,790)
Unrealized appreciation (depreciation) - net	439,792
$ (1,529,770)

As of March 31, 2017, the differences between book basis and tax basis unrealized depreciation are attributable to the tax deferral of losses on wash sales.

10.) CAPITAL LOSS CARRYFORWARDS
As of March 31, 2017, the Fund had available for federal tax purposes an unused capital loss carryforward of $2,038,790, of which $1,622,630 is short-term with no expiration and $416,160 is long-term with no expiration.

11.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

2017 Annual Report 15

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Neiman Tactical Income Fund and
Board of Trustees of Neiman Funds

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Neiman Tactical Income Fund (the "Fund"), a series of Neiman Funds, as of March 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five periods in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2017, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Neiman Tactical Income Fund as of March 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
May 26, 2017

2017 Annual Report 16

TRUSTEES AND OFFICERS - Unaudited

     The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed. Officers hold office for one year and until their respective successors are chosen and qualified. The SAI includes additional information about the Fund’s Trustees and Officers and is available, without charge upon request, by calling 1-877-385-2720. The Trustees and Officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

Name,	Position	Length of	Principal	Number of	Other
Address(1),	with the	Time Served	Occupation(s)	Portfolios	Directorships
and Age	Trust		During	Overseen by	Held by
			Past 5 Years	Trustee	Trustee

Harvey Neiman(2),	President	Since 2003	Neiman Funds Management LLC,	4	None
Year of Birth: 1943	and Trustee		Portfolio Manager (2009-Present).
Independent Solutions Wealth
Management, LLC, Chief
Investment Officer (2012-2015).

Michael Lomas(2),	Trustee	Since 2009	Peak Brokerage Services, LLC,
Year of Birth: 1974			Division Manager and Registered
			Representative (2015-current);	4	None
NEXT Financial Group, Division
Manager and Registered
Representative (2000-2015);
Financials Guys LLC, Co-
owner/Co-founder (2000-Present);
Independent Solutions Wealth
Management, LLC, President
(2007-Present). Neiman Funds
Management LLC, Business
Development (2009-Present).

Daniel Neiman(2),	Treasurer,	Since 2003	Neiman Funds Management LLC,	N/A	N/A
Year of Birth: 1977	Secretary	(Chief	Portfolio Manager (2009-Present).
	and Chief	Compliance	Independent Solutions Wealth
	Compliance	Officer Since	Management, LLC, Chief
	Officer	2004)	Investment Officer (2015-Present)
Chief Financial Officer (2012-
Present).

(1)The address of each trustee and officer is c/o Neiman Funds, 6631 Main Street, Williamsville, NY, 14221.
(2)Harvey Neiman, Michael Lomas, and Daniel Neiman are considered to be “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Adviser. Harvey Neiman is Daniel Neiman’s father.

Independent Trustees

			Principal	Number of	Other
Name,	Position	Length of	Occupation(s)	Portfolios	Directorships
Address(3),	with the	Time Served	During	Overseen by	Held by
and Age	Trust		Past 5 Years	Trustee	Trustee

Darla Clark,	Independent	Since 2003	Bank Officer, Senior Vice	4	None
Year of Birth: 1950	Trustee		President of Regents Bank (2001-
Present).

Suzanne Cowan Dimeff,	Independent	Since 2003	Attorney at Dimeff Law Offices,	4	None
Year of Birth: 1953	Trustee		Tax & Estate Planning Attorney
(2000-Present).

Luke Fairfield,	Independent	Since 2003	Partner / FPS, CPAs, Certified	4	None
Year of Birth: 1976	Trustee		Public Accountant (2007-Present).

(3) The address of each trustee is c/o Neiman Funds, 6631 Main Street, Williamsville, NY, 14221.

2017 Annual Report 17

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Luke Fairfield
Michael Lomas
Harvey Neiman

Investment Adviser
Neiman Funds Management LLC
6631 Main Street
Williamsville, NY 14221

Investment Sub-Adviser
Absolute Capital Management, LLC
101 Pennsylvania Boulevard
Pittsburgh, PA 15228

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Dr., Suite 400
Broadview Heights, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, NE 68130

This report is provided for the general information of the shareholders of the Neiman
Tactical Income Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Neiman Opportunities Fund

Class A Shares (NEOMX)
For Investors Seeking Long-Term Capital Appreciation

ANNUAL REPORT
March 31, 2017

Neiman Opportunities Fund
Annual Report
May 2017

Dear Shareholders:

     As of March 31, 2017, Neiman Opportunities Fund (the "Fund") completed its 1st year since inception. The accompanying annual report covers the most recent fiscal year from April 1, 2016 through March 31, 2017.

     The Fund invests primarily in US common stocks of companies of small and mid-size capitalization. These are companies that are usually between $1.0 billion and $20.0 billion in market capitalization.

     As of the end of the current fiscal year, the Fund had total net assets of approximately $3.7 million. The Fund had a total return for the fiscal year from April 1, 2016, through March 31, 2017, of 11.30% (load waived) and 4.90% (including the maximum load). During that same time period, the Fund's benchmark S&P 500 Total Return Index had a total return of 17.17% .

     Management attributes the Fund's performance, in comparison to that of its benchmark index, to a variety of factors. During the 12-month period covered by this report, management usually held anywhere from 10% to 20% of the Fund's total assets in cash. This was done to allow the Fund to withstand anticipated up and down volatility in the overall stock market, given this was the Fund's first year in existence. The Fund's benchmark index is a fully invested index, and holds no cash for other purposes. As a result of not having to hold cash, the benchmark index enjoyed stronger gains than did the Fund.

     In addition, the Fund uses an active investment management style of value investing. Unlike many value portfolio investors, who treat value investing as merely seeking low priced issued, the Fund's management seeks value by selecting stocks whose financial statements and other stock measure statistics display good value for other reasons. Such parameters as price-to-earnings, price-to-book value, and debt-to-equity, when favorable in the opinion of management, provide good measures of a stock's value over the long-term. In the opinion of management, selection of such stocks provide increased downside protection for investors during volatile markets, even though often enjoying slightly reduced returns in the short-term.

     After one full year since inception, Fund management feels gratified that the Fund participated in the overall upside growth of the general stock market primarily in the second half of the Fund's fiscal year. At the same time, management took steps to potentially reduce risk on the downside, if excess market volatility should have occurred.

     Thank you for your investment in the Neiman Opportunities Fund. We will continue to seek opportunities to invest in stock that meet our value parameters, in the space of small and mid market capitalization.

Harvey Neiman, President Neiman Funds Management LLC Portfolio Manager

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling toll free (877) 385-2720. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. You may obtain a prospectus on our website www.neimanfunds.com or by calling toll free (877) 385-2720.

5392-NLD-05/17/2017

2017 Annual Report 1

NEIMAN OPPORTUNITIES FUND (Unaudited)

NEIMAN OPPORTUNITIES FUND PERFORMANCE INFORMATION

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2017.
Since
Inception(A)
CLASS A (with sales charge) (B)	4.90%
CLASS A (without sales charge) (B)	11.30%
Standard & Poor’s 500 Index (C)	17.17%

Annual Fund Operating Expense Ratio (from 04/01/16 Prospectus): Class A - Gross 2.46%, Net 1.46%

The Annual Fund Operating Expense Ratio reported above will not correlate to the expense ratio in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the gross expense ratio may fluctuate due to changes in net assets and actual expenses incurred during the reported period.

(A) Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced. The Neiman Opportunities Fund commenced operations on April 1, 2016.

(B) With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would have been lower.

(C) The Standard & Poor’s 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund. Investors cannot directly invest in an index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. THE FUND’S DISTRIBUTOR IS NORTHERN LIGHTS DISTRIBUTORS, LLC.

2017 Annual Report 2

NEIMAN OPPORTUNITIES FUND (Unaudited)

 Neiman Opportunities Fund
 by Sectors (as a percentage of Net Assets)

Availability of Quarterly Schedule of Investments
(Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s Web site at http://www.sec.gov. Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com or by calling our toll free number (1-877-385-2720). It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2017 Annual Report 3

Disclosure of Expenses
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. You will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent and IRA accounts will be charged an $8.00 annual maintenance fee. Additionally, your account will be indirectly charged the expenses of the underlying funds. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period October 1, 2016 through March 31, 2017.

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), IRA maintenance fees described above and expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

Class A
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2016 to
	October 1, 2016	March 31, 2017	to March 31, 2017

Actual	$1,000.00	$1,083.74	$7.53

Hypothetical	$1,000.00	$1,017.70	$7.29
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2017 Annual Report 4

Neiman Opportunities Fund
		Schedule of Investments
			March 31, 2017
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Carpets & Rugs
555	Mohawk Industries, Inc. *	$127,367	3.43%
Cutlery, Handtools & General Hardware
975	Stanley Black & Decker, Inc.	129,548	3.49%
Electric & Other Services Combined
1,830	ALLETE, Inc.	123,909	3.33%
Electronic Computers
1,695	NICE Ltd. **	115,226	3.10%
Fire, Marine & Casualty Insurance
1,350	Arch Capital Group Ltd. * (Bermuda)	127,939
1,760	AXIS Capital Holdings Limited (Bermuda)	117,973
2,095	Validus Holdings, Ltd. (Bermuda)	118,137
		364,049	9.80%
Glass Products, Made of Purchased Glass
2,070	Apogee Enterprises, Inc.	123,393	3.32%
Motor Homes
1,150	Thor Industries, Inc.	110,550	2.97%
Motor Vehicle Parts & Accessories
1,130	LCI Industries	112,774	3.03%
Services - Computer Programming Services
2,010	Amdocs Limited	122,590	3.30%
Services - Educational Services
2,025	Grand Canyon Education, Inc. *	145,010	3.90%
Special Industry Machinery, NEC
1,020	Lam Research Corp.	130,927	3.52%
Switchgear & Switchboard Apparatus
745	Littelfuse, Inc.	119,133	3.21%
Trucking (No Local)
1,335	Old Dominion Freight Line, Inc.	114,236	3.07%
Total for Common Stocks (Cost $1,648,500)		1,838,712	49.47%
Exchange Traded Funds
3,000	PowerShares Dynamic Leisure and Entertainment Portfolio	123,660
3,200	PowerShares Dynamic Semiconductors Portfolio	133,664
2,200	PowerShares KBW Regional Banking Portfolio	118,228
2,540	PowerShares S&P SmallCap Materials Portfolio	119,266
1,560	SPDR® S&P 400 Mid Cap Value ETF	150,295
1,265	SPDR® S&P 600 Small Cap Value ETF	149,321
1,840	SPDR® S&P Aerospace & Defense	122,967
1,720	SPDR® S&P Telecom ETF	122,051
Total for Exchange Traded Funds (Cost $982,821)		1,039,452	27.97%
Real Estate Investment Trusts
1,045	PS Business Parks, Inc.	119,924	3.23%
Total for Real Estate Investment Trusts (Cost $109,415)

* Non-Income Producing Security. ** ADR - American Depository Receipt. The accompanying notes are an integral part of these financial statements.

2017 Annual Report 5

Neiman Opportunities Fund
	Schedule of Investments
		March 31, 2017
Shares/Principal Amount	Fair Value	% of Net Assets
Money Market Funds
735,453 Fidelity® Investments Money Market - Government Portfolio -
Class I 0.56% ***	$735,453	19.79%
Total for Money Market Funds (Cost $735,453)
Total Investments	3,733,541	100.46%
(Cost $3,476,189) ****
Liabilities in Excess of Other Assets	(16,990)	-0.46%
Net Assets	$3,716,551	100.00%

*** The Yield Rate shown represents the 7-day yield at March 31, 2017.
**** At March 31, 2017, tax basis cost of the Fund’s investments was $3,476,189 and the unre-
alized appreciation and depreciation were $266,567 and ($9,215), respectively, with a net unrealized appreciation of $257,352.

The accompanying notes are an integral part of these financial statements.

2017 Annual Report 6

Neiman Opportunities Fund

Statement of Assets and Liabilities
March 31, 2017
Assets:
Investment Securities at Fair Value	$3,733,541
(Cost $3,476,189)
Cash	10,264
Prepaid Expenses	3,043
Receivables:
Dividends and Interest	1,776
Total Assets	3,748,624
Liabilities
Payable for Shareholder Redemptions	21
Accrued Management Fees	6,727
Accrued Distribution and Service (12b-1) Fees	2,068
Accrued Compliance Officer Expense	1,000
Other Accrued Expenses	22,257
Total Liabilities	32,073
Net Assets	$3,716,551
Net Assets Consist of:
Paid In Capital	$3,436,471
Accumulated Undistributed Net Investment Income (Loss)	(596)
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	23,324
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	257,352
Net Assets	$3,716,551

Net Assets	$3,716,551
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	333,876
Net Asset Value, Offering and Redemption Price	$11.13
Maximum Offering Price Per Share ($11.13/0.9425) **	$11.81

** Reflects a maximum sales charge of 5.75% . The accompanying notes are an integral part of these

2017 Annual Report 7

Neiman Opportunities Fund

Statement of Operations
For the period April 1, 2016* through March 31, 2017
Investment Income:
Dividends (Net of foreign withholding tax of $148)	$31,653
Interest	1,685
Total Investment Income	33,338
Expenses:
Administration fees	24,000
Management fees	23,403
Transfer agent fees & accounting fees	19,650
Audit fees	16,400
Custody fees	6,971
Legal fees	6,500
Registration expense	6,008
Distribution and service (12b-1) fees	5,851
Miscellaneous expense	4,174
Compliance officer expense	4,000
Trustees fees	3,000
Printing and postage expense	742
Insurance fees	97
Total Expenses	120,796
Less:
Expense Waiver / Expense Reimbursement	(86,862)
Net Expenses	33,934
Net Investment Income (Loss)	(596)
Realized and Unrealized Gain (Loss) on Investments:
Capital Gain Distributions from Investment Companies	154
Realized Gain (Loss) on Investments	23,170
Change In Unrealized Appreciation (Depreciation) on Investments	257,352
Net Realized and Unrealized Gain (Loss) on Investments	280,676

Net Increase (Decrease) in Net Assets from Operations	$280,080

* The Fund commenced operations on April 1, 2016. The accompanying notes are an integral part of these financial statements.

2017 Annual Report 8

Neiman Opportunities Fund

Statement of Changes in Net Assets
4/1/2016*
to
3/31/2017
From Operations:
Net Investment Income (Loss)	$(596)
Capital Gain Distributions from Investment Companies	154
Net Realized Gain (Loss) on Investments	23,170
Change in Net Unrealized Appreciation (Depreciation) on Investments	257,352
Increase (Decrease) in Net Assets from Operations	280,080
From Distributions to Shareholders:
Net Investment Income	-
Net Realized Gain from Security Transactions	-
Change in Net Assets from Distributions	-
From Capital Share Transactions:
Proceeds From Sale of Shares	3,969,150
Shares Issued on Reinvestment of Dividends	-
Cost of Shares Redeemed	(532,679)
Net Increase (Decrease) from Shareholder Activity	3,436,471
Net Increase (Decrease) in Net Assets	3,716,551
Net Assets at Beginning of Period	-
Net Assets at End of Period (Including Accumulated	$3,716,551
Undistributed Net Investment Income (Loss) of ($596))
Share Transactions:
Issued	384,905
Reinvested	-
Redeemed	(51,029)
Net Increase (Decrease) in Shares	333,876
Shares Outstanding at Beginning of Period	-
Shares Outstanding at End of Period	333,876

* The Fund commenced operations on April 1, 2016. The accompanying notes are an integral part of these financial statements.

2017 Annual Report 9

Neiman Opportunities Fund

Financial Highlights
Selected data for a share outstanding throughout the period:	4/1/2016*
	to
	3/31/2017
Net Asset Value -
Beginning of Period	$10.00
Net Investment Income (Loss) (a)	-	**
Net Gains or Losses on Securities
(realized and unrealized) (b)	1.13
Total from Investment Operations	1.13
Distributions (From Net Investment Income)	-
Distributions (From Capital Gains)	-
Total Distributions	-
Net Asset Value -
End of Period	$11.13
Total Return (c)	11.30%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$3,717
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (d)	5.15%
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	-3.73%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (d)	1.45%
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	-0.03%
Portfolio Turnover Rate	97.93%

* The Fund and Class A commenced operations on April 1, 2016.
** Less than +/- $0.005.
(a) Based on Average Shares Outstanding.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of divi-
dends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

2017 Annual Report 10

NOTES TO THE FINANCIAL STATEMENTS
NEIMAN OPPORTUNITIES FUND
March 31, 2017

1.) ORGANIZATION
Neiman Opportunities Fund (the “Fund”) is a non-diversified series of the Neiman Funds (the “Trust”), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of September 30, 2016, there are four series authorized by the Trust. The Fund (Class A) commenced operations on April 1, 2016. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases, in accordance with the Fund’s prospectus. The Fund’s investment objective is to seek long-term capital appreciation. Neiman Funds Management, LLC is the adviser to the Fund (the “Adviser”). Significant accounting policies of the Fund are presented below: 2.) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns for its open tax periods. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period April 1, 2016 (commencement of operations) through March 31, 2017, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund. USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Capital gain distributions from underlying investments are recorded on the ex-date. Long-term

2017 Annual Report 11

Notes to the Financial Statements - continued

capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain distributions are recorded as dividend income. The Fund may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES
Expenses incurred by the Trust that don’t relate to a specific fund of the Trust are allocated prorata to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method.

ORGANIZATIONAL & OFFERING EXPENSES
All costs incurred by the Fund in connection with the organization, offering and initial registration of the Fund, principally professional fees, were paid on behalf of the Fund by the Adviser and will not be borne by the Fund.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (including exchange traded funds and real estate investment trusts). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

2017 Annual Report 12

Notes to the Financial Statements - continued

Money market funds. Shares of money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of March 31, 2017:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$1,838,712	$0	$0	$1,838,712
Exchange Traded Funds	1,039,452	0	0	1,039,452
Real Estate Investment Trusts	119,924	0	0	119,924
Money Market Funds	735,453	0	0	735,453
Total	$3,733,541	$0	$0	$3,733,541

The Fund did not hold any level 2 or level 3 assets during the period April 1, 2016 (commencement of operations) through March 31, 2017. There were no transfers into or out of level 1 and level 2 during the period April 1, 2016 (commencement of operations) through March 31, 2017. It is the Fund’s policy to consider transfers into or out of level 1 and level 2 as of the end of the reporting period.

The Fund did not invest in derivative instruments during the period April 1, 2016 (commencement of operations) through March 31, 2017.

4.) INVESTMENT ADVISORY AGREEMENT
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with Neiman Funds Management LLC to serve as the investment adviser of the Fund. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Trustees. The Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. For its services, the Adviser receives a fee of 1.00% of the Fund’s average daily net assets.

For the period April 1, 2016 (commencement of operations) through March 31, 2017, the Adviser earned management fees totaling $23,403 before the waiver of management fees and reimbursement of expenses described below. The Adviser has agreed to waive management fees and reimburse expenses, without recoupment, to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of its average daily net assets through July 31, 2017. The fee waiver will automatically terminate on July 31, 2017 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2017.

For the period April 1, 2016 (commencement of operations) through March 31, 2017, the Adviser waived fees and/or reimbursed expenses totaling $86,862. The Fund owed the Adviser $6,727 at March 31, 2017.

Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Trust, with respect to the Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows the Fund to pay distribution and other fees (“12b-1 fees”) for the sale and distribution of the Fund’s shares and for services provided to shareholders by Northern Lights Distributors, LLC (the “Distributor”) or the Adviser. The Plan permits the Fund to pay the Distributor and the Adviser 12b-1 fees as compensation for their services and expenses in connection with the distribution of Fund shares. The Distributor must approve all payments made

2017 Annual Report 13

Notes to the Financial Statements - continued

under the Plan and may pay any or all amounts received under the 12b-1 Plan to other persons, including the Adviser, for any distribution, promotional or shareholder support services. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. The Class A shares pay an annual 12b-1 fee equal to 0.25% of its average daily net assets. During the period April 1, 2016 (commencement of operations) through March 31, 2017, there were $5,851 of 12b-1 fees incurred by Class A. As of March 31, 2017, the Fund had an accrued liability of $2,068 which represents undistributed 12b-1 fees accrued under the Plan and available for payment of qualified expenses under the Plan.

6.) RELATED PARTY TRANSACTIONS
During the period April 1, 2016 (commencement of operations) through March 31, 2017, Daniel Neiman, in his role as Chief Compliance Officer of the Fund, earned $4,000 for his services during the period April 1, 2016 (commencement of operations) through March 31, 2017. The Fund owed the Chief Compliance Officer $1,000 at March 31, 2017. Mr. D. Neiman is a control person of the Adviser and the son of Mr. H. Neiman, a control person of the Adviser and President of the Trust.

7.) PURCHASES AND SALES OF SECURITIES
For the period April 1, 2016 (commencement of operations) through March 31, 2017, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $4,509,761 and $1,791,674, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2017, National Financial Services LLC located at 200 Liberty Street, New York, New York, for the benefit of its customers, owned, in the aggregate, 83.36% of the Fund, and therefore may be deemed to control the Fund.

9.) TAX MATTERS
For Federal income tax purposes, the cost of securities owned at March 31, 2017 was $3,476,189.

At March 31, 2017, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$266,567	($9,215)	$257,352

The tax character of distributions for Class A was as follows:

Distributions paid from Class A:

Period April 1, 2016
through March 31, 2017
Ordinary Income:	$ 0
Short-term Capital Gain:	0
Long-term Capital Gain:	0
$ 0

As of March 31, 2017, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$ 25,580
Undistributed long-term capital gain (accumulated losses)	154
Unrealized appreciation (depreciation) - net	257,352
$ 283,086

As of March 31, 2017, book to tax differences are primarily attributable to the tax deferral of late year ordinary losses. Late year ordinary losses totaled $3,006.

10.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

2017 Annual Report 14

This page was intentionally left blank.

2017 Annual Report 15

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Neiman Opportunities Fund and
Board of Trustees of Neiman Funds

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Neiman Opportunities Fund (the "Fund"), a series of Neiman Funds, as of March 31, 2017, and the related statements of operations and changes in net assets, and financial highlights for the period April 1, 2016 (commencement of operations) through March 31, 2017. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2017, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Neiman Opportunities Fund as of March 31, 2017, the results of its operation, changes in its net assets and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
May 26, 2017

2017 7Annual Report 16

TRUSTEES AND OFFICERS - Unaudited

     The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed. Officers hold office for one year and until their respective successors are chosen and qualified. The SAI includes additional information about the Fund’s Trustees and Officers and is available, without charge upon request, by calling 1-877-385-2720. The Trustees and Officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

Name,	Position	Length of	Principal	Number of	Other
Address(1),	with the	Time Served	Occupation(s)	Portfolios	Directorships
and Age	Trust		During	Overseen by	Held by
			Past 5 Years	Trustee	Trustee

Harvey Neiman(2),	President	Since 2003	Neiman Funds Management LLC,	4	None
Year of Birth: 1943	and Trustee		Portfolio Manager (2009-Present).
Independent Solutions Wealth
Management, LLC, Chief
Investment Officer (2012-2015).

Michael Lomas(2),	Trustee	Since 2009	Peak Brokerage Services, LLC,
Year of Birth: 1974			Division Manager and Registered
			Representative (2015-current);	4	None
NEXT Financial Group, Division
Manager and Registered
Representative (2000-2015);
Financials Guys LLC, Co-
owner/Co-founder (2000-Present);
Independent Solutions Wealth
Management, LLC, President
(2007-Present). Neiman Funds
Management LLC, Business
Development (2009-Present).

Daniel Neiman(2),	Treasurer,	Since 2003	Neiman Funds Management LLC,	N/A	N/A
Year of Birth: 1977	Secretary	(Chief	Portfolio Manager (2009-Present).
	and Chief	Compliance	Independent Solutions Wealth
	Compliance	Officer Since	Management, LLC, Chief
	Officer	2004)	Investment Officer (2015-Present)
Chief Financial Officer (2012-
Present).

(1)The address of each trustee and officer is c/o Neiman Funds, 6631 Main Street, Williamsville, NY, 14221.
(2)Harvey Neiman, Michael Lomas, and Daniel Neiman are considered to be “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Adviser. Harvey Neiman is Daniel Neiman’s father.

Independent Trustees

			Principal	Number of	Other
Name,	Position	Length of	Occupation(s)	Portfolios	Directorships
Address(3),	with the	Time Served	During	Overseen by	Held by
and Age	Trust		Past 5 Years	Trustee	Trustee

Darla Clark,	Independent	Since 2003	Bank Officer, Senior Vice	4	None
Year of Birth: 1950	Trustee		President of Regents Bank (2001-
Present).

Suzanne Cowan Dimeff,	Independent	Since 2003	Attorney at Dimeff Law Offices,	4	None
Year of Birth: 1953	Trustee		Tax & Estate Planning Attorney
(2000-Present).

Luke Fairfield,	Independent	Since 2003	Partner / FPS, CPAs, Certified	4	None
Year of Birth: 1976	Trustee		Public Accountant (2007-Present).

(3)The address of each trustee is c/o Neiman Funds, 6631 Main Street, Williamsville, NY, 14221.

2017 Annual Report 17

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Luke Fairfield
Michael Lomas
Harvey Neiman

Investment Adviser
Neiman Funds Management LLC
6631 Main Street
Williamsville, NY 14221

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Dr., Suite 400
Broadview Heights, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, NE 68130

This report is provided for the general information of the shareholders of the Neiman
Opportunities Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. The registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a-d) The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

	FYE 3/31/17	FYE 3/31/16
Audit Fees	$57,450	$46,540
Audit-Related Fees	$0	$0
Tax Fees	$12,000	$7,500
All Other Fees	$1,600	$1,600

Nature of Tax Fees: preparation of Excise Tax Statement and 1120 RIC.

Nature of All Other Fees: Review of Semi-Annual Reports for both Funds of the Trust.

(e) (1) The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant , the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, for the last two years.

Non-Audit Fees	FYE 3/31/17	FYE 3/31/16
Registrant	$13,600	$9,100
Registrant’s Investment Adviser	$0	$0

(h) The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neiman Funds

By: /s/Harvey Neiman Harvey Neiman President

Date: 6/2/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Harvey Neiman Harvey Neiman President

Date: 6/2/17

By: /s/Daniel Neiman Daniel Neiman Chief Financial Officer

Date: 6/2/17